September 30, 1999

                        STAGECOACH FUNDS-Registered Trademark-

Annual Report

ALLOCATION Funds


    Asset Allocation Fund

    Index Allocation Fund



September 30, 1999

Allocation Funds

Allocation Funds                                               TABLE OF CONTENTS
------------------------------------------------------------------------

         LETTER TO SHAREHOLDERS................................1

         PERFORMANCE AT A GLANCE AND INVESTMENT ADVISOR COMMENTARY

             Asset Allocation Fund.............................3

             Index Allocation Fund.............................9

         PORTFOLIOS OF INVESTMENTS

             Asset Allocation Fund............................15

             Index Allocation Fund............................38

         ALLOCATION FUNDS

             Statement of Assets and Liabilities..............59

             Statements of Operations.........................60

             Statements of Changes in Net Assets..............62

             Financial Highlights.............................64

             Notes to Financial Statements....................72

         INDEPENDENT AUDITORS' REPORT.........................82

         NOTICE TO SHAREHOLDERS (UNAUDITED)...................83

         SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
          (UNAUDITED).........................................84

         LIST OF ABBREVIATIONS................................85

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                               i
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ii

LETTER TO SHAREHOLDERS                                          Allocation Funds
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  It's a pleasure to provide you with the annual report for the period ended September 30, 1999. This special report reflects a change in the Funds' fiscal year-end to September 30 from February 28. We have made this change to improve our reporting process, and it will not impact the performance or objective of your investment. The report includes information about your investment over the seven-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  Several noteworthy events happened during the period, including the Dow Jones Industrial Average (DJIA) surpassing 10,000 points for the first time in its 104-year history in March, and the Federal Reserve Board (the "Fed") raising short-term interest rates twice between March 1, 1999, and September 30, 1999.
  Despite the two interest rate increases during the period, the nation's economy remained strong. Earnings for U.S. companies were robust, we had a budget surplus, inflation and unemployment remained low, and Americans seemed confident about the future. We were also in the midst of a prolonged bull market, which made U.S. capital markets attractive to investors both at home and abroad. By the end of the period, however, stocks suffered a setback, hurt by worries over the Fed tightening and higher interest rates early in the period, and by a weaker dollar and rising commodity prices in September 1999. By late September, both the DJIA and the S&P 500 Index were off from their summer peaks. Investors can expect some potential volatility toward the end of the year due to Y2K concerns. While U.S. companies generally have been preparing for the Year 2000, the effects of the Year 2000 cannot be predicted.
  The interest rate increases were good news for the bond markets, which had discounted the Fed tightening in response to a strong economy before the rate increases. Although the DJIA reached record highs

Allocation Funds                                          LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

during the period, stocks have not outperformed bonds since the May-June period. The increases helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond. The higher the bond yields move, the more likely investors will be to switch from stocks to the safety of bonds.
  As you read through this report and review the performance of the Funds within your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs. At the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. The next annual or semi-annual report you receive will reflect the Wells Fargo Funds.
  Thank you again for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Executive Vice President,
Mutual Fund Group
Wells Fargo Bank, N.A.

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President
Stagecoach Funds, Inc.

PERFORMANCE AT A GLANCE                                    Asset Allocation Fund
------------------------------------------------------------------------

ASSET ALLOCATION FUND

AVERAGE ANNUAL RETURNS (%) (as of September 30, 1999)(1)
--------------------------------------------------
EXCLUDING SALES CHARGE
---------------------------------------------

                        7-MONTH    1-YEAR       5-YEAR       10-YEAR
  CLASS A                 2.10     18.26        17.92         13.75
  CLASS B                 1.68     17.36        17.16         13.14
  CLASS C                 1.69     17.39        17.16         13.14

INCLUDING SALES CHARGE(2)
---------------------------------------------

                        7-MONTH    1-YEAR       5-YEAR       10-YEAR
  CLASS A                (3.75)    11.47        16.53         13.08
  CLASS B                (3.34)    12.36        16.96         13.14
  CLASS C                 0.69     16.39        17.16         13.14

GROWTH OF A $10,000 INVESTMENT(3)
---------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


        Stagecoach Asset
         Allocation Fund              Lehman Brothers            IBC Taxable
          Class A Shares  U.S. Treasury Bond Index(5)  Money Fund Average(6)  S&P 500 Index(4)
Sep-89            $9,425                      $10,000                $10,000           $10,000
Oct-89            $9,483                      $10,403                $10,068            $9,768
Nov-89            $9,569                      $10,498                $10,135            $9,967
Dec-89            $9,663                      $10,479                $10,202           $10,206
Jan-90            $9,576                      $10,102                $10,268            $9,521
Feb-90            $9,634                      $10,072                $10,334            $9,644
Mar-90            $9,691                      $10,031                $10,400            $9,899
Apr-90            $9,691                       $9,791                $10,466            $9,652
May-90            $9,943                      $10,246                $10,533           $10,593
Jun-90           $10,001                      $10,481                $10,601           $10,522
Jul-90           $10,059                      $10,581                $10,668           $10,488
Aug-90            $9,893                      $10,134                $10,735            $9,540
Sep-90            $9,864                      $10,252                $10,801            $9,076
Oct-90            $9,972                      $10,487                $10,868            $9,037
Nov-90           $10,260                      $10,924                $10,935            $9,621
Dec-90           $10,404                      $11,140                $11,001            $9,889
Jan-91           $10,678                      $11,272                $11,064           $10,320
Feb-91           $10,901                      $11,321                $11,123           $11,058
Mar-91           $10,995                      $11,366                $11,179           $11,326
Apr-91           $11,095                      $11,511                $11,234           $11,353
May-91           $11,225                      $11,500                $11,286           $11,843
Jun-91           $10,980                      $11,415                $11,338           $11,300
Jul-91           $11,254                      $11,585                $11,389           $11,827
Aug-91           $11,614                      $11,985                $11,440           $12,107
Sep-91           $11,844                      $12,363                $11,490           $11,904
Oct-91           $11,880                      $12,390                $11,538           $12,064
Nov-91           $11,794                      $12,459                $11,584           $11,578
Dec-91           $12,708                      $13,202                $11,628           $12,902
Jan-92           $12,334                      $12,787                $11,668           $12,662
Feb-92           $12,406                      $12,863                $11,705           $12,826
Mar-92           $12,243                      $12,721                $11,742           $12,577
Apr-92           $12,337                      $12,709                $11,777           $12,946
May-92           $12,578                      $13,062                $11,812           $13,009
Jun-92           $12,633                      $13,251                $11,846           $12,816
Jul-92           $13,172                      $13,802                $11,878           $13,339
Aug-92           $13,128                      $13,898                $11,908           $13,066
Sep-92           $13,307                      $14,117                $11,937           $13,220
Oct-92           $13,120                      $13,821                $11,965           $13,265
Nov-92           $13,292                      $13,873                $11,992           $13,717
Dec-92           $13,598                      $14,253                $12,020           $13,885
Jan-93           $13,880                      $14,660                $12,049           $14,001
Feb-93           $14,267                      $15,149                $12,076           $14,192
Mar-93           $14,366                      $15,187                $12,103           $14,492
Apr-93           $14,297                      $15,304                $12,130           $14,141
May-93           $14,481                      $15,355                $12,156           $14,520
Jun-93           $14,857                      $16,004                $12,183           $14,562
Jul-93           $14,989                      $16,262                $12,209           $14,504
Aug-93           $15,579                      $16,916                $12,236           $15,054
Sep-93           $15,516                      $16,975                $12,263           $14,939
Oct-93           $15,743                      $17,097                $12,291           $15,248
Nov-93           $15,500                      $16,659                $12,318           $15,102
Dec-93           $15,630                      $16,713                $12,346           $15,285
Jan-94           $16,104                      $17,114                $12,374           $15,805
Feb-94           $15,580                      $16,412                $12,402           $15,376
Mar-94           $14,970                      $15,692                $12,432           $14,705
Apr-94           $14,928                      $15,506                $12,463           $14,894
May-94           $14,987                      $15,404                $12,498           $15,138
Jun-94           $14,726                      $15,258                $12,536           $14,767
Jul-94           $15,201                      $15,775                $12,575           $15,252
Aug-94           $15,447                      $15,658                $12,617           $15,877
Sep-94           $14,999                      $15,165                $12,661           $15,489
Oct-94           $15,119                      $15,112                $12,706           $15,837
Nov-94           $14,956                      $15,201                $12,755           $15,260
Dec-94           $15,189                      $15,435                $12,809           $15,487
Jan-95           $15,579                      $15,831                $12,864           $15,888
Feb-95           $16,069                      $16,280                $12,923           $16,507
Mar-95           $16,356                      $16,421                $12,982           $16,993
Apr-95           $16,714                      $16,713                $13,042           $17,493
May-95           $17,578                      $17,996                $13,102           $18,191
Jun-95           $17,850                      $18,205                $13,162           $18,613
Jul-95           $18,082                      $17,915                $13,221           $19,230
Aug-95           $18,202                      $18,312                $13,279           $19,278
Sep-95           $18,676                      $18,649                $13,337           $20,091
Oct-95           $18,769                      $19,170                $13,395           $20,019
Nov-95           $19,303                      $19,650                $13,453           $20,897
Dec-95           $19,622                      $20,172                $13,511           $21,300
Jan-96           $19,971                      $20,172                $13,568           $22,024
Feb-96           $19,867                      $19,198                $13,624           $22,229
Mar-96           $19,909                      $18,816                $13,678           $22,442
Apr-96           $19,929                      $18,502                $13,733           $22,772
May-96           $20,100                      $18,405                $13,788           $23,358
Jun-96           $20,325                      $18,798                $13,843           $23,446
Jul-96           $19,874                      $18,805                $13,898           $22,410
Aug-96           $19,855                      $18,570                $13,954           $22,883
Sep-96           $20,629                      $19,083                $14,010           $24,169
Oct-96           $21,338                      $19,832                $14,066           $24,836
Nov-96           $22,475                      $20,495                $14,122           $26,711
Dec-96           $21,908                      $19,993                $14,179           $26,182
Jan-97           $22,351                      $19,851                $14,235           $27,816
Feb-97           $22,404                      $19,859                $14,292           $28,036
Mar-97           $21,648                      $19,350                $14,349           $26,886
Apr-97           $22,490                      $19,817                $14,408           $28,489
May-97           $23,247                      $20,039                $14,467           $30,229
Jun-97           $23,913                      $20,425                $14,528           $31,574
Jul-97           $25,592                      $21,624                $14,589           $34,085
Aug-97           $24,462                      $21,023                $14,650           $32,176
Sep-97           $25,464                      $21,601                $14,712           $33,936
Oct-97           $25,432                      $22,329                $14,774           $32,802
Nov-97           $26,257                      $22,626                $14,836           $34,321
Dec-97           $26,730                      $23,006                $14,898           $34,912
Jan-98           $27,129                      $23,473                $14,961           $35,296
Feb-98           $28,420                      $23,304                $15,023           $37,840
Mar-98           $29,458                      $23,353                $15,087           $39,778
Apr-98           $29,658                      $23,440                $15,148           $40,184
May-98           $29,517                      $23,887                $15,212           $39,492
Jun-98           $30,614                      $24,442                $15,274           $41,096
Jul-98           $30,306                      $24,339                $15,339           $40,660
Aug-98           $27,368                      $25,437                $15,403           $34,785
Sep-98           $28,916                      $26,368                $15,466           $37,014
Oct-98           $30,618                      $25,970                $15,528           $40,020
Nov-98           $32,130                      $26,169                $15,587           $42,445
Dec-98           $33,568                      $26,115                $15,648           $44,941
Jan-99           $34,743                      $26,350                $15,707           $46,820
Feb-99           $33,490                      $25,053                $15,759           $48,276
Mar-99           $34,442                      $24,996                $15,817           $50,207
Apr-99           $35,438                      $25,031                $15,874           $52,150
May-99           $34,704                      $24,638                $15,931           $50,919
Jun-99           $35,677                      $24,376                $15,987           $53,689
Jul-99           $34,887                      $24,259                $16,048           $52,013
Aug-99           $34,689                      $24,165                $16,111           $51,755
Sep-99           $34,195                      $24,344                $16,173           $50,337

Asset Allocation Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

ASSET ALLOCATION FUND

  The Asset Allocation Fund (the "Fund") seeks to earn a high level of total return over the long-term, including net realized and unrealized capital gains, and net investment income, consistent with reasonable risk.
  The Fund is a professionally managed portfolio, advised by Wells Fargo Bank, N.A. Barclays Global Fund Advisors serves as the Fund's investment sub-advisor. The Fund can invest in stocks, bonds and cash. The proprietary investment model used to manage the Fund's assets constantly monitors expected levels of risk and return to determine the best mix of investments among the different asset classes. This process diversifies investments across asset classes while managing investors' exposure to risk. The Fund invests in a changing mix of S&P 500 stocks, long-term U.S. Treasury bonds, and money market instruments. The Fund attempts to improve on the market's long-term risk-and-return tradeoff by shifting its investments among asset classes in response to changes in the investment environment.

PORTFOLIO DATA (as of September 30, 1999)
---------------------------------------------------------

    WEIGHTED AVERAGE COUPON OF BOND
    PORTFOLIO                                 6.96%
    ESTIMATED WEIGHTED AVERAGE MATURITY OF
    BOND PORTFOLIO                            23.89 years
    ESTIMATED DURATION OF BOND PORTFOLIO      11.95 years

FUND DATA (as of September 30, 1999)
---------------------------------------------------------

                            CLASS A          CLASS B          CLASS C
    TOTAL NET ASSETS
    ($MM)                  1,310.9          491.3            20.2
    NET ASSET VALUE        $25.84           $15.63           $15.68

PERFORMANCE SUMMARY
  As of September 30, 1999, the Fund's Class A share net asset value (NAV) increased from $25.65 on February 28, 1999 to $25.84 on September 30, 1999. During the seven-month period ended September 30, 1999, the Fund's Class A shares reported a cumulative total return of 2.10%, excluding sales charges. The Fund's Class A shares distributed $0.36 per share in dividend income

INVESTMENT ADVISOR COMMENTARY                              Asset Allocation Fund
------------------------------------------------------------------------

and no capital gains during the period. The Fund remained mostly competitive in comparison to its three benchmarks, based on the Fund's predominant allocation in S&P 500 Index securities. The S&P 500 Index(4) gained 4.38%, the Lehman Brothers U.S. Treasury Bond Index(5) returned 0.17%, and the IBC All Taxable Money Fund Average(6) posted a 4.48% return over the seven-month period.
  The Fund's significant equity investment has allowed investors to capture the gains of a strong equity market. Gradually, decreasing its investment in this market locked in those gains and placed the Fund in a more secure position should speculation about a stock market drop become a reality. The positioning of the Fund during the period was clear: bonds were becoming an attractive investment relative to stocks, and the Fund's allocations in stocks were decreased during the period.

MODEL ALLOCATION CHANGES (during seven-month reporting period)
---------------------------------------------------------

    DATE                             STOCKS  BONDS  CASH
    ----                             ------  -----  ----
    MARCH 1999                        75%     25%    0%
    APRIL 1999                        70%     30%    0%
    MAY 1999                          65%     35%    0%
    JUNE 1999                         60%     40%    0%
    JULY 1999                         60%     40%    0%
    AUGUST 1999                       60%     40%    0%
    SEPTEMBER 1999                    60%     40%    0%

PORTFOLIO REVIEW
  Every day the Fund's proprietary investment model analyzes extensive financial data from numerous sources to determine an appropriate asset allocation and recommends shifts in the Fund's investments based on changing economic conditions. As opportunities arise among the three asset classes, the investment model will shift Fund assets accordingly in 5 percent increments.
  At the end of the last reporting period, the Fund was overweighted in equities: approximately 80 percent of its assets were invested in large-cap stocks and approximately 20 percent were invested in long-term govern-

Asset Allocation Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

ment bonds. The Fund decreased its equity allocation by 5 percent in each of the first four months of the period, returning to its "normal" allocation of 60 percent stocks and 40 percent bonds by the end of June, and maintained that position throughout the rest of the period. This is not a "target" allocation, but a measure of the level of risk tolerance for the Fund. Positive reports on jobs, manufacturing and housing during the period indicated an extremely healthy U.S. economy. These reports buoyed an already strong stock market, but started the bond market on the slow but steady downward trend that defined its performance during the first part of the period. Even the brief rally after the Federal Reserve Board announced the first of two interest rate increases on June 30 could not improve bond market performance. The Fed's second interest rate increase of the period came in August. Fortunately, the performance of the Fund's stock investments made up for the performance of its bond investments during the period. Stocks, however, suffered a setback during the third quarter of 1999, hurt by worries over the Federal Reserve Board tightening and higher interest rates earlier in the period, and by a weaker dollar and rising commodity prices in September. By late September, both the Dow Jones Industrial Average and the S&P 500 Index were down from their summer peaks. For the equity market, the tendency has been to grow complacent with positive returns. Adding some historical perspective, third quarter of 1998 and third quarter of 1999 mark the worst two quarters for the S&P 500 Index in nine years. In fact with one minor exception, those quarters are the only quarters with negative performance in the last five years. Third quarter of 1999 was the only three month period since August-October 1990 that the S&P 500 posted consecutive monthly losses.

PORTFOLIO ALLOCATION(7)
(as of September 30, 1999)
----------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Bonds   40%
Stocks  60%

INVESTMENT ADVISOR COMMENTARY                              Asset Allocation Fund
------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS(8) (as of September 30, 1999)
---------------------------------------------------------

    NAME                                % OF PORTFOLIO
    MICROSOFT CORPORATION                2.6%
    GENERAL ELECTRIC COMPANY             2.2%
    INTEL CORPORATION                    1.4%
    CISCO SYSTEMS INCORPORATED           1.2%
    IBM CORPORATION                      1.2%
    WALMART STORES INCORPORATED          1.2%
    LUCENT TECHNOLOGIES INCORPORATED     1.1%
    EXXON CORPORATION                    1.0%
    MERCK & COMPANY INCORPORATED         0.8%
    CITIGROUP INCORPORATED               0.8%

STRATEGIC OUTLOOK
  Despite the interest rate increases during the period, the stock market continued to be strong. Interest rate pressures are expected to persist due to ongoing signs of a strong economy. The primary impact of higher, short-term interest rates should be to slow corporate earnings growth, which may limit the rise in the stock market. The interest rate increases during the period helped restore order to the bond market. However, the Federal Reserve Board's move to a tightening bias reintroduced uncertainty among bond investors. The higher the bond yields move, the more likely investors will be to switch from stocks to the safety of bonds.
  The Fund will continue to apply its quantitative strategies to allocate assets among stocks, bonds, and cash, taking into consideration news and events that affect the economy and companies in general. Overall, we feel that the Fund is well positioned for the upcoming months and we expect it to produce solid long-term performance.

1 Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.
  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses,

Asset Allocation Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

  which increases total return to shareholders. Without these waivers and reimbursements, the Fund's returns would have been lower. There is no guarantee such reductions will continue.
   Performance shown for Class A shares of the Stagecoach Asset Allocation Fund for periods prior to January 2, 1992, reflects performance of the shares of the Asset Allocation Fund for the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Stagecoach Asset Allocation Fund. Performance shown or advertised for Class B shares of the Stagecoach Fund for periods prior to January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund, adjusted to reflect Class B share sales charges and expenses; for periods prior to January 2, 1992, Class B share performance reflects performance of the predecessor portfolio, adjusted to reflect Class B sales charges and expenses. Performance shown or advertised for the Class C shares of the Stagecoach Asset Allocation Fund for periods prior to April 1998, reflects performance of the Class B shares, adjusted for Class C share sales charges and expenses.
2 For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%.
3 The returns for Class B and Class C shares of the Fund will vary from the results shown due to different expenses and load structures.
  The accompanying chart compares the performance of the Stagecoach Asset Allocation Fund Class A shares since inception of the predecessor portfolio with the S&P 500 Index, the Lehman Brothers U.S. Treasury Bond Index and the IBC Taxable Money Fund Average. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%. The Fund is a professionally managed mutual fund.
4 The S&P 500 Index is a trademark of Standard & Poor's Corporation. The
  S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.
5 The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index comprised of U.S. Treasury bonds with 20-year or longer maturities.
6 The IBC All Taxable Money Fund Average is an average of money market funds whose returns are subject to federal, state and local income taxes. The yields are higher than those of tax-free funds because of the kinds of instruments in which taxable funds can invest. The average is not available directly for investment.
7 Represents recommended asset mix. Actual portfolio allocation may differ depending on current market activity.
8 The Top Ten Equity holdings is calculated based on the securities market value divided by total market value of the portfolio.

PERFORMANCE AT A GLANCE                                    Index Allocation Fund
------------------------------------------------------------------------

INDEX ALLOCATION FUND

AVERAGE ANNUAL RETURNS (%) (as of September 30, 1999)(1)
--------------------------------------------------
EXCLUDING SALES CHARGE
---------------------------------------------

                        7-MONTH    1-YEAR       5-YEAR       10-YEAR
  CLASS A                 3.68     26.22        21.25         15.22
  CLASS B                 3.18     25.27        20.34         14.42
  CLASS C                 3.23     25.31        20.36         14.44

INCLUDING SALES CHARGE(2)
---------------------------------------------

                        7-MONTH    1-YEAR       5-YEAR       10-YEAR
  CLASS A                (2.27)    18.96        19.81         14.54
  CLASS B                (1.82)    20.27        20.14         14.42
  CLASS C                 2.23     24.31        20.36         14.44

GROWTH OF A $10,000 INVESTMENT(3)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


        Stagecoach Index
         Allocation Fund              Lehman Brothers            IBC Taxable
          Class A Shares  U.S. Treasury Bond Index(5)  Money Fund Average(6)  S&P 500 Index(4)
Sep-89            $9,425                      $10,000                $10,000           $10,000
Oct-89            $9,434                      $10,403                $10,068            $9,768
Nov-89            $9,516                      $10,498                $10,135            $9,967
Dec-89            $9,597                      $10,479                $10,202           $10,206
Jan-90            $9,506                      $10,102                $10,268            $9,521
Feb-90            $9,552                      $10,072                $10,334            $9,644
Mar-90            $9,635                      $10,031                $10,400            $9,899
Apr-90            $9,592                       $9,791                $10,466            $9,652
May-90            $9,864                      $10,246                $10,533           $10,593
Jun-90            $9,911                      $10,481                $10,601           $10,522
Jul-90            $9,956                      $10,581                $10,668           $10,488
Aug-90            $9,795                      $10,134                $10,735            $9,540
Sep-90            $9,766                      $10,252                $10,801            $9,076
Oct-90            $9,862                      $10,487                $10,868            $9,037
Nov-90           $10,142                      $10,924                $10,935            $9,621
Dec-90           $10,277                      $11,140                $11,001            $9,889
Jan-91           $10,524                      $11,272                $11,064           $10,320
Feb-91           $10,723                      $11,321                $11,123           $11,058
Mar-91           $10,813                      $11,366                $11,179           $11,326
Apr-91           $10,910                      $11,511                $11,234           $11,353
May-91           $11,032                      $11,500                $11,286           $11,843
Jun-91           $10,789                      $11,415                $11,338           $11,300
Jul-91           $11,053                      $11,585                $11,389           $11,827
Aug-91           $11,411                      $11,985                $11,440           $12,107
Sep-91           $11,555                      $12,363                $11,490           $11,904
Oct-91           $11,635                      $12,390                $11,538           $12,064
Nov-91           $11,458                      $12,459                $11,584           $11,578
Dec-91           $12,403                      $13,202                $11,628           $12,902
Jan-92           $12,062                      $12,787                $11,668           $12,662
Feb-92           $12,136                      $12,863                $11,705           $12,826
Mar-92           $11,961                      $12,721                $11,742           $12,577
Apr-92           $12,089                      $12,709                $11,777           $12,946
May-92           $12,293                      $13,062                $11,812           $13,009
Jun-92           $12,311                      $13,251                $11,846           $12,816
Jul-92           $12,809                      $13,802                $11,878           $13,339
Aug-92           $12,733                      $13,898                $11,908           $13,066
Sep-92           $12,907                      $14,117                $11,937           $13,220
Oct-92           $12,819                      $13,821                $11,965           $13,265
Nov-92           $13,104                      $13,873                $11,992           $13,717
Dec-92           $13,325                      $14,253                $12,020           $13,885
Jan-93           $13,546                      $14,660                $12,049           $14,001
Feb-93           $13,895                      $15,149                $12,076           $14,192
Mar-93           $14,103                      $15,187                $12,103           $14,492
Apr-93           $13,868                      $15,304                $12,130           $14,141
May-93           $14,126                      $15,355                $12,156           $14,520
Jun-93           $14,306                      $16,004                $12,183           $14,562
Jul-93           $14,330                      $16,262                $12,209           $14,504
Aug-93           $14,838                      $16,916                $12,236           $15,054
Sep-93           $14,715                      $16,975                $12,263           $14,939
Oct-93           $14,988                      $17,097                $12,291           $15,248
Nov-93           $14,834                      $16,659                $12,318           $15,102
Dec-93           $14,996                      $16,713                $12,346           $15,285
Jan-94           $15,474                      $17,114                $12,374           $15,805
Feb-94           $15,046                      $16,412                $12,402           $15,376
Mar-94           $14,452                      $15,692                $12,432           $14,705
Apr-94           $14,541                      $15,506                $12,463           $14,894
May-94           $14,680                      $15,404                $12,498           $15,138
Jun-94           $14,361                      $15,258                $12,536           $14,767
Jul-94           $14,806                      $15,775                $12,575           $15,252
Aug-94           $15,239                      $15,658                $12,617           $15,877
Sep-94           $14,828                      $15,165                $12,661           $15,489
Oct-94           $14,969                      $15,112                $12,706           $15,837
Nov-94           $14,674                      $15,201                $12,755           $15,260
Dec-94           $14,893                      $15,435                $12,809           $15,487
Jan-95           $15,256                      $15,831                $12,864           $15,888
Feb-95           $15,772                      $16,280                $12,923           $16,507
Mar-95           $16,121                      $16,421                $12,982           $16,993
Apr-95           $16,515                      $16,713                $13,042           $17,493
May-95           $17,274                      $17,996                $13,102           $18,191
Jun-95           $17,670                      $18,205                $13,162           $18,613
Jul-95           $18,222                      $17,915                $13,221           $19,230
Aug-95           $18,250                      $18,312                $13,279           $19,278
Sep-95           $18,985                      $18,649                $13,337           $20,091
Oct-95           $18,900                      $19,170                $13,395           $20,019
Nov-95           $19,694                      $19,650                $13,453           $20,897
Dec-95           $20,062                      $20,172                $13,511           $21,300
Jan-96           $20,674                      $20,172                $13,568           $22,024
Feb-96           $20,835                      $19,198                $13,624           $22,229
Mar-96           $21,017                      $18,816                $13,678           $22,442
Apr-96           $21,222                      $18,502                $13,733           $22,772
May-96           $21,514                      $18,405                $13,788           $23,358
Jun-96           $21,668                      $18,798                $13,843           $23,446
Jul-96           $20,992                      $18,805                $13,898           $22,410
Aug-96           $21,124                      $18,570                $13,954           $22,883
Sep-96           $22,034                      $19,083                $14,010           $24,169
Oct-96           $22,700                      $19,832                $14,066           $24,836
Nov-96           $24,016                      $20,495                $14,122           $26,711
Dec-96           $23,481                      $19,993                $14,179           $26,182
Jan-97           $24,522                      $19,851                $14,235           $27,816
Feb-97           $24,623                      $19,859                $14,292           $28,036
Mar-97           $23,756                      $19,350                $14,349           $26,886
Apr-97           $24,769                      $19,817                $14,408           $28,489
May-97           $25,749                      $20,039                $14,467           $30,229
Jun-97           $26,655                      $20,425                $14,528           $31,574
Jul-97           $28,591                      $21,624                $14,589           $34,085
Aug-97           $27,181                      $21,023                $14,650           $32,176
Sep-97           $28,449                      $21,601                $14,712           $33,936
Oct-97           $27,732                      $22,329                $14,774           $32,802
Nov-97           $28,926                      $22,626                $14,836           $34,321
Dec-97           $29,393                      $23,006                $14,898           $34,912
Jan-98           $29,678                      $23,473                $14,961           $35,296
Feb-98           $31,743                      $23,304                $15,023           $37,840
Mar-98           $33,282                      $23,353                $15,087           $39,778
Apr-98           $33,566                      $23,440                $15,148           $40,184
May-98           $32,960                      $23,887                $15,212           $39,492
Jun-98           $34,251                      $24,442                $15,274           $41,096
Jul-98           $33,871                      $24,339                $15,339           $40,660
Aug-98           $28,975                      $25,437                $15,403           $34,785
Sep-98           $30,783                      $26,368                $15,466           $37,014
Oct-98           $33,271                      $25,970                $15,528           $40,020
Nov-98           $35,246                      $26,169                $15,587           $42,445
Dec-98           $37,201                      $26,115                $15,648           $44,941
Jan-99           $38,697                      $26,350                $15,707           $46,820
Feb-99           $37,477                      $25,053                $15,759           $48,276
Mar-99           $38,925                      $24,996                $15,817           $50,207
Apr-99           $40,401                      $25,031                $15,874           $52,150
May-99           $39,417                      $24,638                $15,931           $50,919
Jun-99           $41,539                      $24,376                $15,987           $53,689
Jul-99           $40,219                      $24,259                $16,048           $52,013
Aug-99           $39,983                      $24,165                $16,111           $51,755
Sep-99           $38,855                      $24,344                $16,173           $50,337

Index Allocation Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

INDEX ALLOCATION FUND

  The Index Allocation Fund (the "Fund") seeks to earn over the long-term a high level of total return, that is, income and capital appreciation combined, consistent with the assumption of reasonable risk, by pursuing an asset allocation strategy whereby its investments are allocated, based on changes in market conditions, among three asset classes: common stocks in the S&P 500 Index, U.S. Treasury bonds in the Lehman Brothers U.S. Treasury Bond Index, and money market instruments.
  The Fund is a professionally managed portfolio, advised by Wells Fargo Bank, N.A. Barclays Global Fund Advisors serves as the Fund's investment sub-advisor.

FUND DATA (as of September 30, 1999)
---------------------------------------------------------

                            CLASS A          CLASS B          CLASS C
    TOTAL NET ASSETS
    ($MM)                  94.7             19.4             77.5
    NET ASSET VALUE        $19.72           $24.30           $24.32

PERFORMANCE SUMMARY
  As of September 30, 1999, the Fund's Class A share net asset value (NAV) was $19.72, increasing $0.68 during the seven-month reporting period from $19.04 on February 28, 1999. The Fund's Class A shares distributed $0.02 per share in dividend income and no capital gains during this period.
  During the seven-month reporting period ended September 30, 1999, the Fund's Class A shares reported a cumulative total return of 3.68%, excluding sales charges. The Fund remained competitive in comparison to its three benchmarks, based on the Fund's predominant allocation in S&P 500 Index securities. The
S&P 500 Index(4) gained 4.38%, the Lehman Brothers U.S. Treasury Bond Index(5) returned 0.17%, and the IBC All Taxable Money Fund Average(6) posted a 4.48% return over the seven-month period.
  The large-cap U.S. equity market was off to an exciting start at the beginning of the period. The Dow Jones Industrial Average broke 10,000 in March. High U.S.

INVESTMENT ADVISOR COMMENTARY                              Index Allocation Fund
------------------------------------------------------------------------

equity market returns could be traced to the health of the U.S. economy, the solid performance of many Internet or "dot-com" stocks, and the new role of the individual investor.
  With low unemployment, economic expansion and the lessening global financial turmoil, investors moved away from bonds into equities early in the period, causing the bond market to tumble. Even the brief rally after the Federal Reserve Board announced the first of two interest rate increases on June 30 could not improve the overall bond market performance. The Fed's second interest rate increase of the period came in August.
  We believe stocks continue to be a more attractive investment than bonds in the current economic environment, and have weighted the portfolio accordingly.

PORTFOLIO REVIEW
  Every day the Fund's proprietary investment model analyzes extensive financial data from numerous sources to determine an appropriate asset allocation and to recommend shifts in the Fund's investments based on changing economic conditions. As opportunities arise among the three asset classes, the investment model will shift Fund assets accordingly in 5% increments.
  We manage the allocation of investments in the Fund's portfolio based on the assumption that the Fund's "normal" allocation is 100% stocks and no bonds. This is not a "target" allocation, but a measure of the level of risk tolerance for the Fund.
  During the period ended September 30, 1999, the Fund maintained an asset allocation of 95% stocks and 5% cash. The Fund's portfolio is comprised predominately of stocks that make up the S&P 500 Index, including some of the biggest corporations in the U.S. Investors tend to favor the relatively consistent earnings that these stocks traditionally offer in comparison to small-capitalization stocks.
  Given the strong performance of U.S. markets and renewed faith in the U.S. economy, stocks continued to be viewed as attractive investments for the Fund as of September 30, 1999. Although stocks suffered a setback in the third quarter of 1999, hurt by worries over the

Index Allocation Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

Federal Reserve Board tightening and higher interest rates early in the period, and by a weaker dollar and rising commodity prices in September. By late September, both the Dow Jones Industrial Average and the S&P 500 Index were off from their summer peaks. For the equity market, the tendency has been to grow complacent with positive returns. Adding some historical perspective, third quarter of 1998 and third quarter of 1999 mark the worst two quarters for the S&P 500 Index in nine years. In fact with one minor exception, those quarters are the only quarters with negative performance in the last five years. Third quarter of 1999 was the only three month period since August-October 1990 that the S&P 500 posted consecutive monthly losses. We will continue to evaluate expected returns and economic conditions through our quantitative investment model to provide an optimal asset mix.

PORTFOLIO ALLOCATION(7)
(as of September 30, 1999)
----------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cash     5%
Stocks  95%

TOP 10 EQUITY HOLDINGS(8) (as of September 30, 1999)
---------------------------------------------------------

    NAME                                % OF PORTFOLIO
    MICROSOFT CORPORATION                4.2%
    GENERAL ELECTRIC COMPANY             3.5%
    INTEL CORPORATION                    2.2%
    CISCO SYSTEMS INCORPORATED           2.0%
    IBM CORPORATION                      2.0%
    WALMART STORES INCORPORATED          1.9%
    LUCENT TECHNOLOGIES INCORPORATED     1.8%
    EXXON CORPORATION                    1.7%
    MERCK & COMPANY                      1.4%
    CITIGROUP INCORPORATED               1.3%

STRATEGIC OUTLOOK
  Despite the interest rate increases during the period, the stock market continued to be strong. Interest rate pressures are expected to persist due to ongoing signs of a strong economy. The primary impact of higher, short-term interest rates should be to slow corporate earnings growth, which may limit the rise in the stock market. The interest rate increases during the period helped restore order to the bond market. However, the Federal

INVESTMENT ADVISOR COMMENTARY                              Index Allocation Fund
------------------------------------------------------------------------

Reserve Board's move to a tightening bias reintroduced uncertainty among bond investors. The higher the bond yields move, the more likely investors will be to switch from stocks to the safety of bonds.
  The Fund will continue to apply its quantitative strategies to allocate assets among stocks, bonds and cash. In addition, news and events that affect the economy and companies in general are all components that comprise the model. Overall, we feel that the Fund is well positioned for the upcoming months and we expect it to produce solid long-term performance.

1 Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these waivers and reimbursements, the Fund's returns would have been lower. There is no guarantee such reductions will continue.

   Performance shown for Class A shares of the Stagecoach Index Allocation Fund, reflects performance of the Class A shares of the Overland Express Index Allocation Fund (the accounting suvivor of a merger of the Funds on December 12, 1997). Performance shown or advertised for Class B and Class C shares of the Stagecoach Fund for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Fund adjusted to reflect sales charges and expenses of the Class B and Class C shares, respectively. For periods prior to July 1, 1993, Class B and Class C share performance of the Stagecoach Fund reflects performance of the Class A shares of the Overland Fund adjusted to reflect the shares charges and expenses of the Class B and Class C shares, respectively.

2 For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%.

3 The returns for Class B and Class C shares of the Fund will vary from the results shown due to different expenses and load structures.

  The accompanying chart compares the performance of the Stagecoach Index Allocation Fund Class A shares since inception of the predecessor portfolio with the S&P 500 Index, the Lehman Brothers U.S. Treasury Bond Index and the IBC Taxable Money Fund Average. The chart assumes a hypothetical $10,000 initial

Index Allocation Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

  investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%. The Fund is a professionally managed mutual fund.

4 The S&P 500 Index is a trademark of Standard & Poor's Corporation. The
  S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

5 The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index comprised of U.S. Treasury bonds with 20-year or longer maturities.

6 The IBC All Taxable Money Fund Average is an average of money market funds whose returns are subject to federal, state and local income taxes. The yields are higher than those of tax-free funds because of the kinds of instruments in which taxable funds can invest. The average is not available directly for investment.

7 Represents recommended asset mix. Actual portfolio allocation may differ depending on current market activity.

8 The Top Ten Equity holdings is calculated based on the securities market value divided by total market value of the portfolio.

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS - 58.71%
            AGRICULTURAL PRODUCTION - CROP - 0.05%
    24,509  Pioneer Hi-Bred International Incorporated                            $     827,022  $      975,765

            AMUSEMENT & RECREATION SERVICES - 0.02%
    12,196  Harrah's Entertainment Incorporated+                                  $     244,549  $      338,439

            APPAREL & ACCESSORY STORES - 0.28%
    87,296  Gap Incorporated                                                      $   1,560,270  $    2,793,440
    16,328  Kohl's Corporation+                                                         916,371       1,079,689
    21,747  Limited Incorporated                                                        503,645         831,823
    14,761  Nordstrom Incorporated                                                      426,846         398,547
                                                                                  -------------  --------------
                                                                                  $   3,407,132  $    5,103,499

            APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.03%
     6,668  Liz Claiborne Incorporated                                            $     303,254  $      206,708
    12,292  V.F. Corporation                                                            544,839         381,052
                                                                                  -------------  --------------
                                                                                  $     848,093  $      587,760

            AUTOMOTIVE DEALERS & GASOLINE - 0.02%
    15,586  Autozone Incorporated+                                                $     451,793  $      437,382

            AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
     7,523  Ryder Systems Incorporated                                            $     242,756  $      153,281

            BUILDING CONSTRUCTION - GENERAL - 0.02%
     6,233  Centex Corporation                                                    $     185,041  $      184,263
     4,158  Kaufman & Broad Home Corporation                                             89,520          85,759
     4,591  Pulte Corporation                                                            98,393          99,854
                                                                                  -------------  --------------
                                                                                  $     372,954  $      369,876

Asset Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
            BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
             MOBILE HOME DEALERS - 0.69%
   150,330  Home Depot Incorporated                                               $   4,993,285  $   10,316,395
    37,586  Lowes Companies                                                           1,042,044       1,832,318
    17,633  Sherwin Williams Company                                                    517,969         369,190
                                                                                  -------------  --------------
                                                                                  $   6,553,298  $   12,517,903

            BUSINESS SERVICES - 5.39%
    36,638  3Com Corporation+                                                     $   1,376,302  $    1,053,343
     8,100  Adaptec Incorporated                                                        319,953         317,925
     6,287  Adobe Systems Incorporated                                                  250,594         713,575
   111,241  America Online Incorporated+                                              9,548,379      11,569,064
     5,374  Autodesk Incorporated                                                       192,666         117,555
    62,714  Automatic Data Processing Incorporated                                    1,809,912       2,798,612
    23,670  BMC Software Incorporated+                                                1,377,508       1,693,884
    16,119  Cabletron Systems Incorporated+                                             336,693         252,867
    73,359  Cendant Corporation                                                       1,804,101       1,302,122
    14,686  Ceridian Corporation+                                                       331,970         365,314
    54,605  Computer Associates International Incorporated                            2,432,401       3,344,555
    16,250  Computer Sciences Corporation+                                              726,460       1,142,578
    36,702  Compuware Corporation+                                                    1,392,722         956,545
     8,079  De Luxe Corporation                                                         266,742         274,685
    13,310  Ecolab Incorporated                                                         343,025         454,204
    50,169  Electronic Data Systems Corporation                                       2,039,137       2,655,820
    14,897  Equifax Incorporated                                                        502,017         418,978
    43,756  First Data Corporation                                                    1,404,122       1,919,795
    32,410  IMS Health Incorporated                                                     636,419         739,353
    28,234  Interpublic Group Companies Incorporated                                    709,788       1,161,123
   516,605  Microsoft Corporation+                                                   20,614,562      46,785,040
    34,560  Novell Incorporated+                                                        321,100         714,960
    18,047  Omnicom Group Incorporated                                                  793,254       1,429,097
   146,008  Oracle Corporation+                                                       2,748,279       6,643,364
    26,966  Parametric Technology Corporation+                                          584,799         364,040
    23,803  PeopleSoft Incorporated+                                                    773,901         403,163

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
     2,718  Shared Medical Systems Corporation                                    $     160,295  $      127,067
    78,506  Sun Microsystems Incorporated+                                            1,634,076       7,301,058
    28,735  Unisys Corporation+                                                         616,446       1,296,667
                                                                                  -------------  --------------
                                                                                  $  56,047,623  $   98,316,353

            CHEMICALS & ALLIED PRODUCTS - 6.17%
   154,372  Abbott Laboratories                                                   $   5,321,081  $    5,673,170
    23,499  Air Products and Chemicals Incorporated                                     907,315         682,940
     5,748  Alberto-Culver Company                                                      162,686         132,923
     9,963  ALZA Corporation+                                                           351,220         426,540
   132,562  American Home Products Corporation                                        5,528,550       5,501,323
    51,732  Amgen Incorporated+                                                       1,482,575       4,216,158
    11,675  Avery-Dennison Corporation                                                  540,248         615,855
    26,828  Avon Products Incorporated                                                  946,062         665,670
   201,176  Bristol-Myers Squibb Company                                              9,487,794      13,579,380
    23,746  Clorox Company                                                            1,001,532         908,285
    59,308  Colgate-Palmolive Company                                                 2,188,871       2,713,340
    22,369  Dow Chemical Company                                                      2,026,331       2,541,678
    98,826  Du Pont EI De Nemours Company                                             6,103,277       6,016,030
     8,117  Eastman Chemical Company                                                    479,777         324,680
   110,236  Gillette Company                                                          5,394,021       3,741,134
     6,115  Great Lakes Chemical Corporation                                            265,755         232,752
    10,906  International Flavors & Fragrances Incorporated                             503,487         376,257
   237,536  Merck & Company Incorporated                                             12,569,043      15,395,302
    63,947  Monsanto Company                                                          2,925,507       2,282,109
    35,458  Occidental Petroleum Corporation                                            903,884         819,965
   392,583  Pfizer Incorporated                                                      10,409,202      14,108,452
    51,620  Pharmacia & Upjohn Incorporated                                           1,952,767       2,561,643
    17,790  PPG Industries Incorporated                                               1,053,363       1,067,400
    16,174  Praxair Incorporated                                                        758,851         744,004
   134,604  Procter & Gamble Company                                                 10,361,638      12,619,125
    21,797  Rohm & Haas Company                                                         741,142         787,417
   148,922  Schering-Plough Corporation                                               4,931,700       6,496,722
    10,428  Sigma Aldrich Corporation                                                   352,252         331,089

Asset Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
    13,173  Union Carbide Corporation                                             $     611,527  $      748,390
     7,447  W.R. Grace & Company+                                                       114,465         119,617
    86,469  Warner-Lambert Company                                                    4,436,032       5,739,380
     9,316  Watson Pharmaceuticals Incorporated+                                        406,549         284,720
                                                                                  -------------  --------------
                                                                                  $  95,218,504  $  112,453,450

            COMMUNICATIONS - 5.55%
    29,498  Alltel Corporation                                                    $   1,291,981  $    2,075,922
   111,542  Ameritech Corporation                                                     4,341,846       7,494,228
   323,450  AT & T Corporation                                                       10,844,889      14,070,075
   157,327  Bell Atlantic Corporation                                                 6,518,533      10,590,074
   191,159  BellSouth Corporation                                                     5,295,649       8,602,155
    71,615  CBS Corporation+                                                          2,019,563       3,312,194
    13,747  CenturyTel Incorporated                                                     622,047         558,472
    33,577  Clear Channel Communications Incorporated                                 1,701,852       2,681,963
    75,283  Comcast Corporation                                                       1,156,103       3,001,910
    98,814  GTE Corporation                                                           4,818,301       7,596,325
   189,157  MCI WorldCom Incorporated+                                                7,442,836      13,595,659
    61,604  Media One Group Incorporated+                                             1,859,072       4,208,323
    32,240  Nextel Communications Incorporated+                                       1,130,295       2,186,275
   199,414  SBC Communications Incorporated                                           7,136,673      10,182,577
    88,049  Sprint Corporation (FON Group)                                            2,370,102       4,776,658
    44,499  Sprint Corporation (PCS Group)+                                             845,605       3,317,957
    51,256  US West Incorporated                                                      2,272,892       2,924,795
                                                                                  -------------  --------------
                                                                                  $  61,668,239  $  101,175,562

            DOMESTIC DEPOSITORY INSTITUTIONS - 4.31%
    17,219  AmSouth BanCorporation                                                $     553,752  $      403,570
   175,045  Bank of America Corporation                                              11,221,710       9,747,819
    74,809  Bank of New York Company Incorporated                                     1,948,305       2,501,425
   119,120  Bank One Corporation                                                      5,693,646       4,146,865
    30,155  BankBoston Corporation                                                    1,292,571       1,307,973
    31,524  BB & T Corporation                                                        1,021,167       1,020,590
    84,470  Chase Manhattan Corporation                                               4,915,487       6,366,925

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
   342,064  Citigroup Incorporated                                                $  11,509,516  $   15,050,815
    15,960  Comerica Incorporated                                                       872,763         807,975
    27,144  Fifth Third Bancorp                                                       1,371,498       1,651,544
    97,226  First Union Corporation                                                   4,886,918       3,457,600
   100,285  Firstar Corporation                                                       2,921,628       2,569,804
    57,905  Fleet Financial Group Incorporated                                        2,065,565       2,120,770
     5,699  Golden West Financial Corporation                                           483,089         559,927
    23,713  Huntington Bancshares Incorporated                                          661,916         629,874
    45,462  KeyCorp                                                                   1,437,662       1,173,488
    52,463  Mellon Bank Corporation                                                   1,452,561       1,770,625
    63,118  National City Corporation                                                 2,153,474       1,684,462
    11,324  Northern Trust Corporation                                                  775,098         945,554
    30,694  PNC Bank Corporation                                                      1,492,789       1,617,190
    22,380  Regions Financial Corporation                                               794,738         671,400
    10,840  Republic New York Corporation                                               589,085         665,983
    16,539  SouthTrust Corporation                                                      657,164         593,337
    16,486  State Street Corporation                                                    928,475       1,065,408
    17,675  Summit Bancorp                                                              834,389         573,333
    32,475  Suntrust Banks Incorporated                                               2,346,420       2,135,230
    27,198  Synovus Financial Corporation                                               583,980         508,263
    14,166  Union Planters Corporation                                                  700,920         577,265
    74,014  U.S. Bancorp                                                              2,590,006       2,234,298
    20,632  Wachovia Corporation                                                      1,614,514       1,622,190
    59,181  Washington Mutual Incorporated                                            2,334,878       1,731,044
   167,224  Wells Fargo & Company#                                                    5,305,577       6,626,250
                                                                                  -------------  --------------
                                                                                  $  78,011,261  $   78,538,796

            EATING & DRINKING PLACES - 0.39%
    13,977  Darden Restaurants Incorporated                                       $     176,111  $      273,425
   137,471  McDonald's Corporation                                                    3,607,427       5,911,253
    15,639  Tricon Global Restaurants Incorporated+                                     485,930         640,222
    12,873  Wendy's International Incorporated                                          295,276         339,525
                                                                                  -------------  --------------
                                                                                  $   4,564,744  $    7,164,425

Asset Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
            ELECTRIC, GAS & SANITARY SERVICES - 1.52%
    19,164  AES Corporation+                                                      $     717,596  $    1,130,675
    13,200  Allied Waste Industries Incorporated+                                       237,006         154,275
    14,090  Ameren Corporation                                                          565,203         532,778
    19,705  American Electric Power Company+                                            906,245         672,433
    15,504  Carolina Power & Light Company                                              592,099         548,454
    21,918  Central & Southwest Corporation                                             537,874         463,018
    16,375  Cinergy Corporation                                                         559,002         463,617
    11,506  CMS Energy Corporation                                                      507,950         390,485
     8,580  Columbia Energy Group                                                       420,043         475,118
    22,708  Consolidated Edison Company                                                 870,767         942,382
     9,809  Consolidated Natural Gas Company                                            532,222         611,835
    15,517  Constellation Energy Group                                                  451,055         436,415
    19,670  Dominion Resources Incorporated                                             771,321         887,609
    14,894  DTE Energy Company                                                          514,875         538,045
    36,905  Duke Energy Corporation                                                   1,950,391       2,034,388
     2,045  Eastern Enterprises                                                          77,953          94,965
    35,634  Edison International                                                        940,574         866,352
    25,313  Entergy Corporation                                                         688,368         732,495
    24,109  FirstEnergy Corporation                                                     649,948         614,780
     9,500  Florida Progress Corporation                                                401,605         439,375
    18,481  FPL Group Incorporated                                                    1,017,472         930,980
    13,024  GPU Incorporated                                                            485,818         424,908
    11,455  New Century Energies Incorporated                                           553,621         383,027
    19,502  Niagara Mohawk Holdings Incorporated+                                       249,955         301,062
     4,986  Nicor Incorporated                                                          187,938         185,417
    15,815  Northern States Power Company                                               415,353         341,010
     3,353  Oneok Incorporated                                                          115,876         101,638
    39,046  Pacific Gas & Electric Company                                            1,056,857       1,010,315
    30,524  PacifiCorp                                                                  687,096         614,296
    19,281  PECO Energy Company                                                         495,262         723,038
     3,783  People's Energy Corporation                                                 136,488         133,114
    15,663  PP&L Resources Incorporated                                                 351,067         423,880
    22,510  Public Service Enterprise Group Incorporated                                673,667         869,449
    29,563  Reliant Energy Incorporated                                                 723,174         800,049

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
    24,586  Sempra Energy                                                         $     664,430  $      511,696
    11,324  Sonat Incorporated                                                          461,456         449,421
    69,753  Southern Company                                                          1,719,034       1,796,140
    28,160  Texas Utilities Company                                                   1,104,327       1,050,720
    22,300  Unicom Corporation                                                          664,174         823,706
    61,799  Waste Management Incorporated+                                            3,116,234       1,189,631
    43,654  Williams Companies Incorporated                                           1,227,780       1,634,297
                                                                                  -------------  --------------
                                                                                  $  28,999,176  $   27,727,288

            ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.67%
    11,200  ADC Telecommunications Incorporated+                                  $     498,400  $      469,700
    14,515  Advanced Micro Devices Incorporated+                                        350,742         249,477
     8,770  Andrew Corporation+                                                         199,949         152,379
    44,223  Emerson Electric Company                                                  2,508,795       2,794,341
   331,994  General Electric Company                                                 24,588,679      39,362,039
    17,137  General Instrument Corporation+                                             353,779         824,718
    73,691  Global Crossing Limited                                                   1,430,833       1,952,804
   334,913  Intel Corporation                                                        12,818,416      24,888,222
    14,677  LSI Logic Corporation+                                                      363,391         755,866
   309,088  Lucent Technologies Incorporated                                          8,363,424      20,052,084
     9,123  Maytag Corporation                                                          330,941         303,910
    25,046  Micron Technology Incorporated+                                             912,340       1,667,124
    61,296  Motorola Incorporated                                                     3,728,437       5,394,048
    17,116  National Semiconductor Corporation+                                         425,385         522,038
     4,388  National Service Industries Incorporated                                    202,192         138,222
     7,000  Network Appliance Incorporated+                                             368,899         501,375
   134,546  Nortel Networks Corporation                                               3,314,589       6,861,846
    15,700  QUALCOMM Incorporated+                                                    2,491,758       2,970,244
    34,244  Raytheon Company                                                          1,782,075       1,699,359
     7,851  Scientific-Atlanta Incorporated                                             152,620         389,115
    39,605  Tellabs Incorporated+                                                     1,108,937       2,255,010
    79,632  Texas Instruments Incorporated                                            2,015,808       6,549,732

Asset Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
     5,935  Thomas & Betts Corporation                                            $     289,153  $      302,685
     7,729  Whirlpool Corporation                                                       431,438         504,800
                                                                                  -------------  --------------
                                                                                  $  69,030,980  $  121,561,138

            ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.20%
    16,829  Dun & Bradstreet Corporation                                          $     447,877  $      502,766
     4,703  EG & G Incorporated                                                         103,510         187,238
     7,852  Fluor Corporation                                                           361,874         316,043
    44,921  Halliburton Company                                                       1,883,378       1,841,761
    25,346  Paychex Incorporated                                                        870,508         864,932
                                                                                  -------------  --------------
                                                                                  $   3,667,147  $    3,712,740

            FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.35%
     3,168  Ball Corporation                                                      $     108,410  $      139,590
     9,754  Cooper Industries Incorporated                                              498,758         456,000
     7,246  Crane Company                                                               206,401         162,582
    12,622  Crown Cork & Seal Company Incorporated                                      604,232         306,084
    17,218  Fortune Brands Incorporated                                                 589,991         555,281
    25,517  Illinois Tool Works Incorporated                                          1,367,867       1,902,611
    40,059  Lockheed Martin Corporation                                               1,968,902       1,309,429
    41,581  Masco Corporation                                                         1,041,994       1,289,011
     6,146  Snap-On Incorporated                                                        244,276         199,745
                                                                                  -------------  --------------
                                                                                  $   6,630,831  $    6,320,333

            FOOD & KINDRED PRODUCTS - 2.09%
     3,801  Adolph Coors Company                                                  $     129,088  $      205,729
    47,539  Anheuser-Busch Companies                                                  2,105,997       3,330,701
    63,364  Archer Daniels Midland Company                                            1,182,399         772,249
    28,554  Bestfoods Incorporated                                                    1,416,346       1,384,869
    44,311  Campbell Soup Company                                                     2,260,441       1,733,668
   250,194  Coca Cola Company                                                        16,931,349      12,024,949
    42,735  Coca Cola Enterprises Incorporated                                        1,265,951         964,208

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
    49,975  ConAgra Incorporated                                                  $   1,552,220  $    1,127,561
    15,638  General Mills Incorporated                                                1,054,243       1,268,633
    36,630  Heinz (H.J.) Company                                                      1,817,479       1,575,090
     9,823  Hercules Incorporated                                                       446,415         281,183
    14,339  Hershey Foods Corporation                                                   866,450         698,130
    41,352  Kellogg Company                                                           1,725,691       1,548,116
   148,501  PepsiCo Incorporated                                                      5,389,364       4,492,155
    13,750  Quaker Oats Company                                                         688,972         850,781
    32,603  Ralston-Ralston Purina Group                                                970,913         906,771
    92,093  Sara Lee Corporation                                                      2,342,927       2,158,430
    43,322  Seagrams Company Limited                                                  1,596,539       1,971,151
    11,920  William Wrigley Jr. Company                                                 917,407         820,245
                                                                                  -------------  --------------
                                                                                  $  44,660,191  $   38,114,619

            FOOD STORES - 0.33%
    42,850  Albertson's Incorporated                                              $   1,772,970  $    1,695,253
     4,016  Great Atlantic & Pacific Tea Company                                        114,947         121,735
    83,910  Kroger Company+                                                           1,719,143       1,851,264
    50,298  Safeway Incorporated+                                                     2,760,512       1,914,468
    15,285  Winn-Dixie Stores Incorporated                                              611,019         453,773
                                                                                  -------------  --------------
                                                                                  $   6,978,591  $    6,036,493

            FURNITURE & FIXTURES - 0.08%
     8,713  Johnson Controls Incorporated                                         $     407,023  $      577,781
    28,810  Newell Rubbermaid Incorporated                                            1,103,048         822,886
                                                                                  -------------  --------------
                                                                                  $   1,510,071  $    1,400,667

            GENERAL MERCHANDISE STORES - 1.72%
    11,311  Consolidated Stores Corporation+                                      $     454,398  $      249,549
    44,941  Dayton Hudson Corporation                                                 1,571,229       2,699,269
    11,048  Dillards Incorporated                                                       384,293         224,413
    22,760  Dollar General Corporation                                                  635,777         702,715
    20,937  Federated Department Stores Incorporated+                                   917,471         914,685

Asset Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
     7,354  Harcourt General Incorporated                                         $     373,936  $      306,110
    26,540  J.C. Penney Company Incorporated                                          1,537,931         912,313
    50,592  K Mart Corporation+                                                         641,919         591,294
    34,204  May Department Stores Company                                             1,261,386       1,246,308
    38,871  Sears, Roebuck & Company                                                  1,942,920       1,219,578
    32,684  TJX Companies Incorporated                                                  576,095         917,195
   450,625  Wal-Mart Stores Incorporated                                              9,948,199      21,432,852
                                                                                  -------------  --------------
                                                                                  $  20,245,554  $   31,416,281

            HEALTH SERVICES - 0.12%
    57,840  Columbia HCA Healthcare Corporation                                   $   1,640,814  $    1,225,485
    11,125  HCR Manor Care Incorporated+                                                365,602         191,211
    42,886  HealthSouth Corporation+                                                  1,098,434         259,996
    31,778  Tenet Healthcare Corporation+                                               959,255         558,101
                                                                                  -------------  --------------
                                                                                  $   4,064,105  $    2,234,793

            HEAVY CONSTRUCTION OTHER THAN BUILDING
             CONSTRUCTION - CONTRACTORS - 0.01%
     4,279  Foster Wheeler Corporation                                            $     131,909  $       51,615
     6,072  McDermott International Incorporated                                        176,267         122,958
                                                                                  -------------  --------------
                                                                                  $     308,176  $      174,573

            HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
    20,600  Best Buy Company Incorporated+                                        $   1,360,125  $    1,278,488
    20,660  Circuit City Stores Incorporated                                            392,616         871,594
    19,884  Tandy Corporation                                                           386,910       1,027,754
                                                                                  -------------  --------------
                                                                                  $   2,139,651  $    3,177,836

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
            HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING
             PLACES - 0.07%
    25,357  Hilton Hotels Corporation                                             $     487,233  $      250,400
    24,934  Marriott International                                                      766,843         815,030
    19,110  Mirage Resorts Incorporated+                                                444,265         268,734
                                                                                  -------------  --------------
                                                                                  $   1,698,341  $    1,334,164

            INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT - 5.61%
    15,756  Apple Computer Incorporated+                                          $     407,523  $      997,552
    37,692  Applied Materials Incorporated+                                           1,220,004       2,935,265
    32,885  Baker Hughes Incorporated                                                 1,024,508         953,665
     8,987  Black & Decker Corporation                                                  394,741         410,594
     2,462  Briggs & Stratton Corporation                                               115,314         143,719
     7,648  Case Corporation                                                            416,574         380,966
    36,252  Caterpillar Incorporated                                                  1,857,639       1,987,063
     4,196  Cincinnati Milacron Incorporated                                            104,216          74,479
   328,090  Cisco Systems Incorporated+                                               7,448,195      22,494,671
   172,518  Compaq Computer Corporation                                               4,961,205       3,957,132
     3,990  Cummins Engine Company Incorporated                                         237,201         198,752
     4,547  Data General Corporation+                                                    89,018          95,771
    23,772  Deere & Company                                                           1,202,828         919,679
   257,447  Dell Computer Corporation+                                                3,726,531      10,764,503
    21,489  Dover Corporation                                                           705,531         878,363
   102,788  EMC Corporation+                                                          1,683,705       7,342,918
    31,926  Gateway Incorporated+                                                       876,251       1,418,712
     8,266  Harris Corporation                                                          348,303         228,348
   102,719  Hewlett-Packard Company                                                   6,119,802       9,450,148
   183,183  IBM Corporation                                                           9,746,010      22,233,837
    16,910  Ingersoll-Rand Company                                                      698,555         928,993
    11,800  Lexmark International Group Incorporated+                                   793,576         949,900
    40,885  Minnesota Mining and Manufacturing Company                                3,569,592       3,927,515
    12,820  Pall Corporation                                                            281,744         297,264
    11,179  Parker-Hannifin Corporation                                                 449,243         500,959

Asset Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
    27,306  Pitney Bowes Incorporated                                             $   1,173,331  $    1,663,959
    22,874  Seagate Technology Incorporated+                                            606,863         704,805
    19,472  Silicon Graphics Incorporated+                                              280,083         212,975
    25,876  Solectron Corporation+                                                    1,231,442       1,858,220
     9,181  Stanley Works                                                               391,807         231,246
     6,579  Timken Company                                                              204,181         106,086
    48,923  United Technologies Corporation                                           2,010,983       2,901,745
                                                                                  -------------  --------------
                                                                                  $  54,376,499  $  102,149,804

            INSURANCE AGENTS, BROKERS & SERVICE - 0.15%
    26,168  Aon Corporation                                                       $     995,880  $      773,592
    17,207  Humana Incorporated+                                                        402,232         118,298
    26,646  Marsh & McLennan Companies Incorporated                                   1,353,765       1,825,251
                                                                                  -------------  --------------
                                                                                  $   2,751,877  $    2,717,141

            INSURANCE CARRIERS - 1.70%
    14,399  Aetna Incorporated                                                    $   1,204,258  $      709,151
    26,850  AFLAC Incorporated                                                        1,313,069       1,124,344
    81,388  Allstate Corporation                                                      3,360,445       2,029,613
    25,429  American General Corporation                                              1,435,926       1,606,795
   156,806  American International Group Incorporated                                 8,868,568      13,631,800
    16,690  Chubb Corporation                                                         1,158,860         831,371
    20,368  CIGNA Corporation                                                         1,220,763       1,583,612
    17,029  Cincinnati Financial Corporation                                            723,992         639,121
    32,348  Conseco Incorporated                                                      1,300,616         624,721
    23,234  Hartford Financial Services Group                                         1,047,515         949,690
    10,852  Jefferson-Pilot Corporation                                                 559,831         685,711
    20,554  Lincoln National Corporation                                                771,962         772,060
    11,124  Loews Corporation                                                         1,089,212         780,766
    10,198  MBIA Incorporated                                                           648,259         475,482
    11,212  MGIC Investment Corporation                                                 616,814         535,373
     7,365  Progressive Corporation                                                     832,539         601,628
    13,882  Safeco Corporation                                                          642,769         388,696
    23,246  St. Paul Companies Incorporated                                             905,102         639,265

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
    13,860  Torchmark Corporation                                                 $     472,712  $      358,628
    17,723  United Healthcare Corporation                                               910,760         862,889
    24,322  UnumProvident Corporation                                                 1,187,934         715,979
     6,628  Wellpoint Health Networks Incorporated+                                     573,819         377,796
                                                                                  -------------  --------------
                                                                                  $  30,845,725  $   30,924,491

            LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY & PASSENGER TRANSPORTATION - 0.01%
    33,978  Laidlaw Incorporated                                                  $     439,794  $      229,352

            LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
    11,306  Louisiana-Pacific Corporation                                         $     237,489  $      176,656

            MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.57%
     6,811  Allergan Incorporated                                                 $     250,411  $      749,210
     5,829  Bausch & Lomb Incorporated                                                  247,479         384,350
    29,437  Baxter International Incorporated                                         1,556,875       1,773,579
    25,293  Becton, Dickinson & Company                                                 734,464         709,785
    11,515  Biomet Incorporated                                                         284,123         302,988
    40,169  Boston Scientific Corporation+                                            1,181,997         991,672
     5,378  C.R. Bard Incorporated                                                      177,452         253,102
    13,495  Danaher Corporation                                                         612,149         711,018
    32,225  Eastman Kodak Company                                                     2,228,987       2,430,973
     7,277  Eaton Corporation                                                           615,115         628,096
   110,778  Eli Lilly & Company                                                       7,026,695       7,089,792
    30,841  Guidant Corporation+                                                        882,351       1,653,849
    12,846  Honeywell Incorporated                                                      933,742       1,429,920
     8,932  KLA-Tencor Corporation+                                                     419,782         580,580
     7,486  Mallinckrodt Incorporated                                                   257,473         225,984
   118,612  Medtronic Incorporated                                                    3,411,491       4,210,726
     4,663  Millipore Corporation                                                       166,173         175,154
    10,356  PE Corporation - PE Biosystems Group                                        313,444         748,221
     4,757  Polaroid Corporation                                                        209,150         123,682
     8,771  St. Jude Medical Incorporated+                                              291,020         276,287

Asset Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
     4,998  Tektronix Incorporated                                                $     178,925  $      167,433
    15,780  Thermo Electron Corporation+                                                522,790         212,044
    67,132  Xerox Corporation                                                         2,749,772       2,815,348
                                                                                  -------------  --------------
                                                                                  $  25,251,860  $   28,643,793

            METAL MINING - 0.18%
     4,052  ASARCO Incorporated                                                   $     103,191  $      108,644
    38,838  Barrick Gold Corporation                                                    771,889         844,727
     9,551  Cyprus Amax Minerals                                                        178,028         187,438
    17,063  Freeport-McMoran Copper & Gold Incorporated+                                370,941         265,543
    24,271  Homestake Mining Company                                                    230,921         222,990
    18,546  Inco Limited Company                                                        364,197         396,421
    16,450  Newmont Mining Corporation                                                  515,882         425,644
     6,055  Phelps Dodge Corporation                                                    415,410         333,403
    31,614  Placer Dome Incorporated                                                    423,752         470,258
                                                                                  -------------  --------------
                                                                                  $   3,374,211  $    3,255,068

            MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
             FUELS - 0.02%
     8,100  Vulcan Materials Company                                              $     390,963  $      296,663

            MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.56%
     4,186  Armstrong World Industries Incorporated                               $     284,706  $      188,108
    20,163  Hasbro Incorporated                                                         427,233         432,244
     3,872  Jostens Incorporated                                                         91,772          74,052
    41,739  Mattel Incorporated                                                       1,396,638         793,041
       874  NACCO Industries Incorporated                                                83,604          61,071
    83,806  Tyco International Limited                                                4,277,634       8,653,588
                                                                                  -------------  --------------
                                                                                  $   6,561,587  $   10,202,104

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
            MISCELLANEOUS RETAIL - 0.46%
    10,800  Bed, Bath & Beyond Incorporated                                       $     376,793  $      375,975
    22,067  Costco Wholesale Corporation+                                               947,570       1,588,824
    39,838  CVS Corporation                                                           1,338,108       1,625,888
     4,074  Longs Drug Stores Incorporated                                              111,928         121,711
    37,300  Office Depot Incorporated+                                                  841,966         379,994
    26,417  Rite Aid Corporation                                                        825,082         364,885
    46,782  Staples Incorporated+                                                       891,154       1,020,432
    25,824  Toys R Us Incorporated+                                                     743,008         387,360
   101,756  Walgreen Company                                                          1,660,915       2,582,059
                                                                                  -------------  --------------
                                                                                  $   7,736,524  $    8,447,128

            MOTION PICTURES - 0.74%
     7,440  King World Productions Incorporated+                                  $     177,696  $      279,000
   129,374  Time Warner Incorporated                                                  4,563,635       7,859,471
   209,271  Walt Disney Company                                                       6,319,819       5,414,887
                                                                                  -------------  --------------
                                                                                  $  11,061,150  $   13,553,358

            NONDEPOSITORY CREDIT INSTITUTIONS - 1.42%
    45,610  American Express Company                                              $   3,907,914  $    6,140,246
    73,752  Associates First Capital Corporation                                      2,402,355       2,655,072
    20,054  Capital One Financial Corporation                                           801,618         782,106
    11,435  Countrywide Credit Industries Incorporated                                  444,417         368,779
    70,547  Federal Home Loan Mortgage Corporation                                    2,800,344       3,668,444
   103,976  Federal National Mortgage Association                                     5,486,453       6,517,996
    48,844  Household International Incorporated                                      1,815,128       1,959,866
    81,208  MBNA Corporation                                                          1,542,013       1,852,558
    14,453  Providian Financial Corporation                                             454,964       1,144,497
    16,657  SLM Holding Corporation                                                     788,656         716,251
                                                                                  -------------  --------------
                                                                                  $  20,443,862  $   25,805,815

Asset Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
            OIL & GAS EXTRACTION - 0.75%
    12,275  Anadarko Petroleum Corporation                                        $     396,842  $      375,155
    10,899  Apache Corporation                                                          368,565         470,701
    32,780  Atlantic Richfield Company                                                2,383,532       2,905,128
    18,208  Burlington Resources Incorporated                                           759,235         669,144
    71,638  Enron Corporation                                                         1,614,417       2,955,068
     5,278  Helmerich & Payne Incorporated                                              150,853         133,599
     8,868  Kerr-McGee Corporation                                                      526,920         488,294
    33,218  Nabisco Group Holdings Corporation                                          590,231         498,270
     8,822  Rowan Companies Incorporated+                                               229,280         143,358
    55,609  Schlumberger Limited                                                      3,790,837       3,465,136
    11,600  Tosco Corporation                                                           308,331         292,900
    26,085  Union Pacific Resources Group Incorporated                                  565,899         418,990
    30,942  USX-Marathon Group Incorporated                                             977,699         905,054
                                                                                  -------------  --------------
                                                                                  $  12,662,641  $   13,720,797

            PAPER & ALLIED PRODUCTS - 0.56%
     5,544  Bemis Incorporated                                                    $     224,411  $      187,803
     5,959  Boise Cascade Corporation                                                   200,271         217,131
     9,811  Champion International Corporation                                          481,996         504,040
    22,431  Fort James Corporation                                                      865,503         598,627
    17,592  Georgia-Pacific Corporation                                                 515,854         712,476
    13,934  IKON Office Solutions Incorporated                                          324,722         148,920
    41,848  International Paper Company                                               1,848,315       2,011,127
    54,242  Kimberly-Clark Corporation                                                2,597,163       2,847,705
    10,503  Mead Corporation                                                            322,842         361,041
     3,030  Potlatch Corporation                                                        130,970         124,798
     5,769  Temple-Inland Incorporated                                                  324,153         349,025
    17,605  Tenneco Incorporated                                                        734,335         299,285
    10,442  Westvaco Corporation                                                        315,506         267,576
    20,356  Weyerhaeuser Company                                                        995,549       1,173,015
    11,399  Willamette Industries Incorporated                                          369,289         491,582
                                                                                  -------------  --------------
                                                                                  $  10,250,879  $   10,294,151

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
            PERSONAL SERVICES - 0.04%
    10,047  H & R Block Incorporated                                              $     399,262  $      436,417
    26,746  Service Corporation International                                           907,381         282,505
                                                                                  -------------  --------------
                                                                                  $   1,306,643  $      718,922

            PETROLEUM REFINING & RELATED INDUSTRIES - 3.00%
     9,285  Amerada Hess Corporation                                              $     502,955  $      568,706
     7,648  Ashland Incorporated                                                        372,078         257,164
    66,514  Chevron Corporation                                                       5,168,007       5,903,118
    21,891  Coastal Corporation                                                         635,543         896,163
    64,072  Conoco Incorporated                                                       1,341,108       1,753,967
   245,887  Exxon Corporation                                                        15,528,199      18,672,044
    79,363  Mobil Corporation                                                         5,658,058       7,995,822
    25,794  Phillips Petroleum Company                                                1,181,091       1,257,458
   217,235  Royal Dutch Petroleum Company                                            11,170,085      12,830,442
     9,489  Sunoco Incorporated                                                         365,655         259,761
    54,402  Texaco Incorporated                                                       3,031,784       3,434,126
    24,817  Unocal Corporation                                                          930,095         919,780
                                                                                  -------------  --------------
                                                                                  $  45,884,658  $   54,748,551

            PRIMARY METAL INDUSTRIES - 0.27%
    23,150  Alcan Aluminum Limited                                                $     671,697  $      723,438
    37,353  Alcoa Incorporated                                                        1,318,836       2,318,221
    19,984  Allegheny Teledyne Incorporated                                             489,714         337,230
    11,290  Bethlehem Steel Corporation+                                                114,379          83,264
    13,068  Engelhard Corporation                                                       251,169         237,674
     8,976  Nucor Corporation                                                           449,877         427,482
     6,602  Reynolds Metals Company                                                     394,514         398,596
     9,136  USX-U.S. Steel Group Incorporated                                           289,964         235,252
     9,776  Worthington Industries Incorporated                                         173,184         166,192
                                                                                  -------------  --------------
                                                                                  $   4,153,334  $    4,927,349

Asset Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
            PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.55%
     7,179  American Greetings Company                                            $     274,070  $      184,859
     9,391  Dow Jones & Company Incorporated                                            453,829         501,245
    28,539  Gannet Company Incorporated                                               1,606,178       1,974,542
     8,015  Knight-Ridder Incorporated                                                  407,697         439,823
    20,225  McGraw-Hill Incorporated                                                    702,031         978,384
     5,543  Meredith Corporation                                                        185,791         201,280
    18,010  New York Times Company                                                      534,912         675,375
    13,471  R.R. Donnelley & Sons Company                                               512,872         388,975
     7,440  Times Mirror Company                                                        432,272         489,645
    24,258  Tribune Company                                                             701,709       1,206,836
    70,371  Viacom Incorporated+                                                      1,494,122       2,973,175
                                                                                  -------------  --------------
                                                                                  $   7,305,483  $   10,014,139

            RAILROAD TRANSPORTATION - 0.27%
    47,593  Burlington Northern Santa Fe Corporation                              $   1,493,421  $    1,308,808
    22,252  CSX Corporation                                                           1,125,508         942,929
    10,909  Kansas City Southern Industries Incorporated                                615,385         506,587
    38,763  Norfolk Southern Corporation                                              1,238,267         949,694
    25,331  Union Pacific Corporation                                                 1,480,062       1,217,471
                                                                                  -------------  --------------
                                                                                  $   5,952,643  $    4,925,489

            RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.17%
     8,044  Cooper Tire & Rubber Company                                          $     176,451  $      141,776
    16,019  Goodyear Tire & Rubber Company                                              969,906         770,914
    28,749  Nike Incorporated                                                         1,354,059       1,635,099
     5,512  Reebok International Limited+                                               182,648          58,910
     8,606  Sealed Air Corporation+                                                     498,920         441,595
     6,153  Tupperware Corporation                                                      175,182         124,598
                                                                                  -------------  --------------
                                                                                  $   3,357,166  $    3,172,892

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
            SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.82%
    11,519  Bear Stearns Companies Incorporated                                   $     596,292  $      442,762
    82,934  Charles Schwab Corporation                                                  977,285       2,793,839
    25,842  Franklin Resources Incorporated                                           1,295,624         794,642
    17,900  J.P. Morgan & Company Incorporated                                        2,009,274       2,045,075
    11,704  Lehman Brothers Holdings Incorporated                                       683,079         682,490
    37,266  Merrill Lynch & Company Incorporated                                      2,665,880       2,503,809
    57,880  Morgan Stanley Dean Witter & Company                                      3,394,270       5,162,173
    14,487  Paine Webber Group Incorporated                                             614,880         525,154
                                                                                  -------------  --------------
                                                                                  $  12,236,584  $   14,949,944

            STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.12%
    24,563  Corning Incorporated                                                  $   1,050,276  $    1,684,101
     5,672  Owens Corning                                                               214,857         123,012
    15,340  Owens-Illinois Incorporated+                                                564,198         303,924
                                                                                  -------------  --------------
                                                                                  $   1,829,331  $    2,111,037

            TEXTILE MILL PRODUCTS - 0.01%
     3,915  Russell Corporation                                                   $     114,213  $       55,544
     1,972  Springs Industries Incorporated                                              93,438          66,925
                                                                                  -------------  --------------
                                                                                  $     207,651  $      122,469

            TOBACCO PRODUCTS - 0.48%
   242,331  Philip Morris Incorporated                                            $  10,235,423  $    8,284,691
    18,123  UST Incorporated                                                            530,781         547,088
                                                                                  -------------  --------------
                                                                                  $  10,766,204  $    8,831,779

Asset Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
            TRANSPORTATION BY AIR - 0.20%
    15,550  AMR Corporation+                                                      $     962,737  $      847,475
    14,444  Delta Air Lines Incorporated                                                774,454         700,534
    30,226  FDX Corporation+                                                            901,913       1,171,258
    51,733  Southwest Airlines Company                                                  551,060         785,695
     7,740  US Airways Group Incorporated+                                              492,625         203,175
                                                                                  -------------  --------------
                                                                                  $   3,682,789  $    3,708,137

            TRANSPORTATION EQUIPMENT - 1.43%
    55,955  Allied Signal Incorporated                                            $   2,181,745  $    3,353,803
    97,569  Boeing Company                                                            4,510,373       4,158,879
     9,697  Brunswick Corporation                                                       266,490         241,213
    17,042  Dana Corporation                                                            745,619         632,684
    56,623  Delphi Automotive Systems Corporation                                       864,390         909,507
     3,682  Fleetwood Enterprises Incorporated                                          126,329          74,330
     3,386  FMC Corporation+                                                            240,481         163,375
   122,716  Ford Motor Company                                                        4,374,613       6,158,809
    18,653  General Dynamics Corporation                                                927,622       1,164,647
    65,425  General Motors Corporation                                                3,324,142       4,117,686
    18,441  Genuine Parts Company                                                       611,572         489,839
     8,617  Goodrich (B. F.) Company                                                    363,298         249,893
     9,211  ITT Industries Incorporated                                                 291,195         293,025
     6,866  Navistar International Corporation+                                         158,483         319,269
     7,068  Northrop Grumman Corporation                                                722,512         449,260
     7,999  PACCAR Incorporated                                                         383,615         406,949
    19,433  Rockwell International Corporation                                          779,795       1,020,233
    15,383  Textron Incorporated                                                        993,085       1,190,260
    12,255  TRW Incorporated                                                            670,593         609,686
                                                                                  -------------  --------------
                                                                                  $  22,535,952  $   26,003,347

            WATER TRANSPORTATION - 0.15%
    62,108  Carnival Corporation                                                  $   2,696,021  $    2,701,698

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Asset Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
            WHOLESALE TRADE-DURABLE GOODS - 0.72%
     9,633  Grainger (W. W.) Incorporated                                         $     441,419  $      462,986
   136,186  Johnson & Johnson                                                         8,845,213      12,512,089
     5,845  Pep Boys - Manny, Moe & Jack                                                139,174          86,944
                                                                                  -------------  --------------
                                                                                  $   9,425,806  $   13,062,019

            WHOLESALE TRADE-NONDURABLE GOODS - 0.45%
     7,068  Brown-Forman Corporation                                              $     380,405  $      440,867
    27,503  Cardinal Health Incorporated                                              1,747,071       1,498,914
    27,701  McKesson HBOC Incorporated                                                2,076,522         803,329
    12,440  Supervalu Incorporated                                                      246,949         271,348
    33,923  Sysco Corporation                                                           712,105       1,189,425
    58,042  Unilever Nv                                                               3,951,249       3,954,111
                                                                                  -------------  --------------
                                                                                  $   9,114,301  $    8,157,994
            TOTAL COMMON STOCKS                                                   $ 825,230,409  $1,069,915,503

Asset Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL                                                              RATE          DATE          VALUE
            U.S. TREASURY SECURITIES - 40.76%
            U.S. TREASURY BILLS - 0.72%
$13,151,000 U.S. Treasury Bills                                         4.44%-     11/04/99    $   13,095,371

            U.S. TREASURY BONDS - 40.04%
$21,700,000 U.S. Treasury Bonds                                         7.25%      08/15/22    $   23,828,119
66,250,000  U.S. Treasury Bonds                                         8.00       11/15/21        78,299,550
20,450,000  U.S. Treasury Bonds                                         6.38       08/15/27        20,474,949
23,350,000  U.S. Treasury Bonds                                         5.25       02/15/29        20,407,667
27,675,000  U.S. Treasury Bonds                                         6.00       02/15/26        26,388,943
43,950,000  U.S. Treasury Bonds                                         6.13       11/15/27        42,685,559
21,000,000  U.S. Treasury Bonds                                         6.13       08/15/29        21,201,390
45,875,000  U.S. Treasury Bonds                                         6.25       08/15/23        45,115,769
20,650,000  U.S. Treasury Bonds                                         6.63       02/15/27        21,340,330
20,050,000  U.S. Treasury Bonds                                         6.75       08/15/26        20,982,927
23,150,000  U.S. Treasury Bonds                                         6.88       08/15/25        24,575,346
38,825,000  U.S. Treasury Bonds                                         7.13       02/15/23        42,135,996
22,775,000  U.S. Treasury Bonds                                         7.50       11/15/24        25,899,502
25,900,000  U.S. Treasury Bonds                                         7.63       02/15/25        29,907,765
21,600,000  U.S. Treasury Bonds                                         7.88       02/15/21        25,127,064
27,475,000  U.S. Treasury Bonds                                         8.13       05/15/21        32,780,972
28,000,000  U.S. Treasury Bonds                                         8.13       08/15/21        33,436,200
21,500,000  U.S. Treasury Bonds                                         5.50       08/15/28        19,236,050
20,475,000  U.S. Treasury Bonds                                         7.63       11/15/22        23,411,320
23,400,000  U.S. Treasury Bonds                                         6.50       11/15/26        23,773,230
21,700,000  U.S. Treasury Bonds                                         5.25       11/15/28        18,790,898
21,950,000  U.S. Treasury Bonds                                         8.75       05/15/20        27,617,270
46,950,000  U.S. Treasury Bonds                                         8.75       08/15/20        59,142,446
18,850,000  U.S. Treasury Bonds                                         8.50       02/15/20        23,158,168
                                                                                               --------------
                                                                                               $  729,717,430
            TOTAL U.S. TREASURY SECURITIES                                                     $  742,812,801
            (Cost $765,141,790)

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Asset Allocation Fund
------------------------------------------------------------------------

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $1,590,372,199) * (Notes 1 and 3)                  99.47%              $1,812,728,304
            Other Assets and Liabilities, Net                         0.53                    9,709,132
                                                                    ------               --------------
            TOTAL NET ASSETS                                        100.00%              $1,822,437,436
                                                                    ======               ==============
-------------------------------------------------------------------------------------------------------

  # SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,305,577. + NON-INCOME EARNING SECURITIES.
  -  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $1,590,854,816 AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation         $300,875,241
Gross Unrealized Depreciation         (79,001,753)
                                      -----------
NET UNREALIZED APPRECIATION           $221,873,488
                                      ===========

The accompanying notes are an integral part of these financial statements.

Index Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK - 95.60%
            AGRICULTURAL PRODUCTION - CROP - 0.09%
     4,202  Pioneer Hi-Bred International Incorporated                            $     125,219  $    167,292

            AMUSEMENT & RECREATION SERVICES - 0.03%
     2,185  Harrah's Entertainment Incorporated+                                  $      45,937  $     60,634

            APPAREL & ACCESSORY STORES - 0.45%
    14,884  Gap Incorporated                                                      $     208,636  $    476,288
     2,799  Kohl's Corporation+                                                         162,599       185,084
     3,676  Limited Incorporated                                                         79,384       140,607
     2,452  Nordstrom Incorporated                                                       64,771        66,204
                                                                                  -------------  ------------
                                                                                  $     515,390  $    868,183

            APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.05%
     1,149  Liz Claiborne Incorporated                                            $      50,440  $     35,619
     2,085  V. F. Corporation                                                            82,767        64,635
                                                                                  -------------  ------------
                                                                                  $     133,207  $    100,254

            AUTOMOTIVE DEALERS & GASOLINE - 0.04%
     2,625  Autozone Incorporated+                                                $      75,314  $     73,664

            AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
     1,288  Ryder Systems Incorporated                                            $      40,166  $     26,243

            BUILDING CONSTRUCTION - GENERAL - 0.03%
     1,046  Centex Corporation                                                    $      26,564  $     30,922
       846  Kaufman & Broad Home Corporation                                             17,073        17,449
       804  Pulte Corporation                                                            13,230        17,487
                                                                                  -------------  ------------
                                                                                  $      56,867  $     65,858

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.12%
    25,747  Home Depot Incorporated                                               $     729,664  $  1,766,888
     6,430  Lowes Companies                                                             154,732       313,463
     3,052  Sherwin Williams Company                                                     86,271        63,900
                                                                                  -------------  ------------
                                                                                  $     970,667  $  2,144,251

            BUSINESS SERVICES - 8.78%
     6,296  3Com Corporation+                                                     $     295,791  $    181,010
     1,400  Adaptec Incorporated                                                         55,300        55,563
     1,084  Adobe Systems Incorporated                                                   48,657       123,034
    19,126  America Online Incorporated+                                              1,642,131     1,989,104
     1,068  Autodesk Incorporated                                                        41,420        23,363
    10,696  Automatic Data Processing Incorporated                                      268,102       477,309
     4,067  BMC Software Incorporated+                                                  233,964       291,045
     2,885  Cabletron Systems Incorporated+                                              84,183        45,258
    12,511  Cendant Corporation                                                         337,430       222,070
     2,472  Ceridian Corporation+                                                        55,592        61,490
     9,299  Computer Associates International Incorporated                              383,710       569,564
     2,776  Computer Sciences Corporation+                                              113,413       195,188
     6,232  Compuware Corporation+                                                      237,729       162,422
     1,320  De Luxe Corporation                                                          43,385        44,880
     2,246  Ecolab Incorporated                                                          51,485        76,645
     8,548  Electronic Data Systems Corporation                                         354,309       452,510
     2,543  Equifax Incorporated                                                         81,991        71,522
     7,507  First Data Corporation                                                      274,922       329,370
     5,500  IMS Health Incorporated                                                      94,769       125,469
     4,874  Interpublic Group Company Incorporated                                      115,758       200,443
    88,432  Microsoft Corporation+                                                    2,972,111     8,008,623
     5,891  Novell Incorporated+                                                         74,222       121,870
     3,092  Omnicom Group Incorporated                                                  135,660       244,848
    24,944  Oracle Corporation+                                                         516,489     1,134,952
     4,602  Parametric Technology Corporation+                                          102,911        62,127
     4,132  Peoplesoft Incorporated+                                                    128,801        69,985

Index Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
       431  Shared Medical Systems Corporation                                    $      23,957  $     20,149
    13,458  Sun Micro Systems Incorporated+                                             271,160     1,251,594
     4,923  Unisys Corporation+                                                          85,653       222,150
                                                                                  -------------  ------------
                                                                                  $   9,125,005  $ 16,833,557

            CHEMICALS & ALLIED PRODUCTS - 10.04%
    26,456  Abbott Laboratories                                                   $     829,065  $    972,258
     3,978  Air Products & Chemicals Incorporated                                       146,472       115,610
     1,023  Alberto-Culver Company                                                       27,090        23,657
     1,716  ALZA Corporation+                                                            53,753        73,465
    22,660  American Home Products Corporation                                          839,150       940,390
     8,852  Amgen Incorporated+                                                         258,522       721,438
     2,018  Avery Dennison Corporation                                                   82,848       106,450
     4,550  Avon Products Incorporated                                                  143,745       112,897
    34,488  Bristol-Myers Squibb Company                                              1,334,225     2,327,940
     4,008  Clorox Company                                                              144,820       153,305
    10,080  Colgate-Palmolive Company                                                   310,560       461,160
     3,860  Dow Chemical Company                                                        333,474       438,593
    16,912  Dupont E I De Nemours Company                                             1,033,096     1,029,518
     1,416  Eastman Chemical Company                                                     81,894        56,640
    18,811  Gillette Company                                                            862,096       638,398
     1,083  Great Lakes Chemical Corporation                                             49,405        41,222
     1,853  International Flavors & Fragrances Incorporated                              87,606        63,929
    40,626  Merck & Company Incorporated                                              1,943,448     2,633,073
    11,036  Monsanto Company                                                            429,867       393,847
     5,992  Occidental Petroleum Corporation                                            149,376       138,565
    67,178  Pfizer Incorporated                                                       1,412,766     2,414,209
     8,780  Pharmacia & Upjohn Incorporated                                             333,299       435,708
     3,033  PPG Industries Incorporated                                                 167,414       181,980
     2,716  Praxair Incorporated                                                        127,121       124,935
    23,006  Procter & Gamble Company                                                  1,549,299     2,156,813
     3,732  Rohm & Haas Company                                                         118,865       134,819
    25,510  Schering-Plough Corporation                                                 665,216     1,112,874
     1,774  Sigma Aldrich Corporation                                                    56,783        56,325

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
     2,294  Union Carbide Corporation                                             $     103,286  $    130,328
     1,218  W.R. Grace & Company+                                                        17,587        19,564
    14,859  Warner-Lambert Company                                                      596,528       986,265
     1,700  Watson Pharmaceuticals Incorporated+                                         74,430        51,955
                                                                                  -------------  ------------
                                                                                  $  14,363,106  $ 19,248,130

            COMMUNICATIONS - 9.05%
     5,139  Alltel Corporation                                                    $     214,141  $    361,657
    19,113  Ameritech Corporation                                                       666,324     1,284,155
    55,415  AT & T Corporation                                                        1,667,282     2,410,553
    26,978  Bell Atlantic Corporation                                                 1,020,913     1,815,957
    32,688  BellSouth Corporation                                                       810,284     1,470,960
    12,275  CBS Corporation+                                                            314,358       567,719
     2,433  CenturyTel Incorporated                                                     109,331        98,840
     5,807  Clear Channel Communications Incorporated                                   276,925       463,834
    12,858  Comcast Corporation                                                         175,003       512,713
    16,931  GTE Corporation                                                             796,752     1,301,570
    32,430  MCI WorldCom Incorporated+                                                1,210,266     2,330,905
    10,511  Media One Group Incorporated+                                               255,912       718,033
     5,543  Nextel Communications Incorporated+                                         203,307       375,885
    34,175  SBC Communications Incorporated                                           1,096,563     1,745,060
    15,032  Sprint Corporation (FON Group)                                              375,378       815,485
     7,679  Sprint Corporation (PCS Group)+                                             127,752       572,565
     8,768  US West Incorporated                                                        337,379       500,324
                                                                                  -------------  ------------
                                                                                  $   9,657,870  $ 17,346,215

            DOMESTIC DEPOSITORY INSTITUTIONS - 7.02%
     3,150  AmSouth BanCorporation                                                $     102,701  $     73,828
    29,934  Bank of America Corporation                                               1,673,109     1,666,950
    12,748  Bank of New York Company Incorporated                                       289,020       426,260
    20,330  Bank One Corporation                                                        918,928       707,738
     5,163  BankBoston Corporation                                                      198,665       223,945
     5,451  BB & T Corporation                                                          181,528       176,475
    14,462  Chase Manhattan Corporation                                                 751,541     1,090,073

Index Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
    58,516  Citigroup Incorporated                                                $   1,749,744  $  2,574,704
     2,758  Comerica Incorporated                                                       136,068       139,624
     4,711  Fifth Third Bancorp                                                         200,650       286,635
    16,655  First Union Corporation                                                     739,052       592,293
    17,142  Firstar Corporation                                                         504,284       439,264
     9,873  Fleet Financial Group Incorporated                                          321,616       361,599
       945  Golden West Financial Corporation                                            74,057        92,845
     4,067  Huntington Bancshares Incorporated                                          117,681       108,030
     7,830  KeyCorp                                                                     222,630       202,112
     8,946  Mellon Bank Corporation                                                     211,274       301,928
    10,818  National City Corporation                                                   339,399       288,705
     1,938  Northern Trust Corporation                                                  136,270       161,823
     5,276  PNC Bank Corporation                                                        229,632       277,979
     3,839  Regions Financial Corporation                                               136,621       115,170
     1,880  Republic New York Corporation                                                92,809       115,503
     2,900  SouthTrust Corporation                                                      115,431       104,038
     2,849  State Street Corporation                                                    156,887       184,117
     2,976  Summit Bancorp                                                              147,378        96,534
     5,546  Suntrust Banks Incorporated                                                 348,005       364,650
     4,731  Synovus Financial Corporation                                               103,223        88,410
     2,455  Union Planters Corporation                                                  119,962       100,040
    12,669  U.S. Bancorp                                                                362,245       382,445
     3,552  Wachovia Corporation                                                        247,401       279,275
    10,103  Washington Mutual Incorporated                                              375,936       295,513
    28,667  Wells Fargo & Company#                                                      800,786     1,135,930
                                                                                  -------------  ------------
                                                                                  $  12,104,533  $ 13,454,435

            EATING & DRINKING PLACES - 0.64%
     2,409  Darden Restaurants Incorporated                                       $      26,046  $     47,125
    23,560  McDonald's Corporation                                                      593,223     1,013,080
     2,626  Tricon Global Restaurants Incorporated+                                      78,667       107,502
     2,161  Wendy's International Incorporated                                           48,441        56,995
                                                                                  -------------  ------------
                                                                                  $     746,377  $  1,224,702

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            ELECTRIC, GAS & SANITARY SERVICES 2.47%
     3,286  AES Corporation+                                                      $     122,945  $    193,874
     2,300  Allied Waste Industries Incorporated+                                        41,297        26,880
     2,442  Ameren Corporation                                                           96,818        92,338
     3,368  American Electric Power Company+                                            147,033       114,933
     2,607  Carolina Power & Light Company                                               93,232        92,223
     3,698  Central & Southwest Corporation                                              90,328        78,120
     2,729  Cinergy Corporation                                                          89,361        77,265
     2,100  CMS Energy Corporation                                                       92,309        71,269
     1,484  Columbia Energy Group                                                        68,273        82,177
     3,858  Consolidated Edison Company                                                 133,902       160,107
     1,669  Consolidated Natural Gas Company                                             91,803       104,104
     2,656  Constellation Energy Group                                                   73,128        74,700
     3,335  Dominion Resources Incorporated                                             127,887       150,492
     2,504  DTE Energy Company                                                           79,384        90,457
     6,385  Duke Energy Corporation                                                     304,917       351,973
       405  Eastern Enterprises                                                          15,978        18,807
     6,139  Edison International                                                        143,825       149,254
     4,283  Entergy Corporation                                                         112,635       123,939
     4,131  FirstEnergy Corporation                                                     103,563       105,340
     1,700  Florida Progress Corporation                                                 71,874        78,625
     3,093  FPL Group Incorporated                                                      148,706       155,810
     2,208  GPU Incorporated                                                             79,252        72,035
     1,991  New Century Energies Incorporated                                            95,443        66,574
     3,177  Niagara Mohawk Holdings Incorporated+                                        38,278        49,045
       888  Nicor Incorporated                                                           33,046        33,023
     2,633  Northern States Power Company                                                66,765        56,774
       530  Oneok Incorporated                                                           17,592        16,065
     6,630  Pacific Gas & Electric Company                                              172,294       171,550
     5,102  PacifiCorp                                                                  109,142       102,678
     3,298  PECO Energy Company                                                          82,702       123,675
       598  People's Energy Corporation                                                  20,518        21,042
     2,707  PP & L Resources Incorporated                                                62,455        73,258
     3,857  Public Service Enterprise Group Incorporated                                109,248       148,977
     5,092  Reliant Energy Incorporated                                                 117,753       137,802
     4,179  Sempra Energy                                                               104,838        86,975

Index Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
     1,917  Sonat Incorporated                                                    $      87,201  $     76,081
    11,929  Southern Company                                                            275,417       307,172
     4,862  Texas Utilities Company                                                     189,089       181,413
     3,796  Unicom Corporation                                                          102,007       140,215
    10,587  Waste Management Incorporated+                                              523,738       203,800
     7,478  Williams Companies Incorporated                                             189,977       279,958
                                                                                  -------------  ------------
                                                                                  $   4,725,953  $  4,740,799

            ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT- 10.87%
     2,000  ADC Telecommunications Incorporated+                                  $      89,000  $     83,875
     2,504  Advanced Micro Devices Incorporated+                                         67,558        43,038
     1,417  Andrew Corporation+                                                          40,147        24,620
     7,581  Emerson Electric Company                                                    399,971       479,024
    56,857  General Electric Company                                                  3,639,552     6,741,108
     2,977  General Instrument Corporation+                                              60,283       143,268
    12,701  Global Crossing Limited                                                     245,128       336,583
    57,322  Intel Corporation                                                         2,114,469     4,259,741
     2,445  LSI Logic Corporation+                                                       73,555       125,918
    52,970  Lucent Technologies Incorporated                                          1,228,570     3,436,429
     1,587  Maytag Corporation                                                           46,774        52,867
     4,380  Micron Technology Incorporated+                                             190,244       291,544
    10,504  Motorola Incorporated                                                       670,037       924,352
     2,911  National Semiconductor Corporation+                                          80,858        88,786
       690  National Service Industries Incorporated                                     28,110        21,735
     1,200  Network Appliance Incorporated+                                              63,064        85,950
    23,018  Nortel Networks Corporation                                                 519,800     1,173,918
     2,700  QUALCOMM Incorporated+                                                      426,128       510,806
     5,835  Raytheon Company                                                            308,602       289,562
     1,347  Scientific-Atlanta Incorporated                                              27,117        66,761
     6,826  Tellabs Incorporated+                                                       185,111       388,655
    13,676  Texas Instruments Incorporated                                              318,975     1,124,851
     1,007  Thomas & Betts Corporation                                                   50,385        51,357
     1,362  Whirlpool Corporation                                                        73,227        88,956
                                                                                  -------------  ------------
                                                                                  $  10,946,665  $ 20,833,704

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.33%
     2,851  Dun & Bradstreet Corporation                                          $      70,230  $     85,174
       751  EG & G Incorporated                                                          14,294        29,899
     1,360  Fluor Corporation                                                            76,066        54,740
     7,674  Halliburton Company                                                         302,826       314,634
     4,312  Paychex Incorporated                                                        146,535       147,147
                                                                                  -------------  ------------
                                                                                  $     609,951  $    631,594

            FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.56%
       518  Ball Corporation                                                      $      15,352  $     22,824
     1,602  Cooper Industries Incorporated                                               81,628        74,894
     1,228  Crane Company                                                                30,459        27,553
     2,116  Crown Cork & Seal Company Incorporated                                      104,554        51,313
     2,936  Fortune Brands Incorporated                                                 103,233        94,686
     4,400  Illinois Tool Works Incorporated                                            212,608       328,075
     6,846  Lockheed Martin Corporation                                                 312,564       223,779
     7,112  Masco Corporation                                                           164,288       220,472
     1,172  Snap-On Incorporated                                                         44,299        38,090
                                                                                  -------------  ------------
                                                                                  $   1,068,985  $  1,081,686

            FOOD & KINDRED PRODUCTS - 3.40%
       610  Adolph Coors Company                                                  $      16,278  $     33,016
     8,154  Anheuser-Busch Companies                                                    349,028       571,290
    10,731  Archer Daniels Midland Company                                              198,040       130,784
     4,826  Bestfoods Incorporated                                                      207,713       234,061
     7,576  Campbell Soup Company                                                       329,107       296,411
    42,813  Coca Cola Company                                                         2,516,842     2,057,700
     7,362  Coca Cola Enterprises Incorporated                                          219,963       166,105
     8,490  ConAgra Incorporated                                                        243,762       191,556
     2,631  General Mills Incorporated                                                  173,723       213,440
     6,287  Heinz (H.J.) Company                                                        277,055       270,341
     1,755  Hercules Incorporated                                                        83,960        50,237
     2,456  Hershey Foods Corporation                                                   128,178       119,577

Index Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
     7,076  Kellogg Company                                                       $     284,781  $    264,908
    25,386  PepsiCo Incorporated                                                        841,476       767,927
     2,356  Quaker Oats Company                                                         104,806       145,778
     5,668  Ralston-Ralston Purina Group                                                152,340       157,641
    15,766  Sara Lee Corporation                                                        352,373       369,515
     7,421  Seagrams Company Limited                                                    285,835       337,656
     2,023  William Wrigley Jr. Company                                                 131,814       139,208
                                                                                  -------------  ------------
                                                                                  $   6,897,074  $  6,517,151

            FOOD STORES - 0.54%
     7,362  Albertson's Incorporated                                              $     274,621  $    291,259
       730  Great Atlantic & Pacific Tea Company                                         21,030        22,128
    14,192  Kroger Company+                                                             264,138       313,111
     8,624  Safeway Incorporated+                                                       472,719       328,250
     2,637  Winn-Dixie Stores Incorporated                                               97,920        78,286
                                                                                  -------------  ------------
                                                                                  $   1,130,428  $  1,033,034

            FURNITURE & FIXTURES - 0.12%
     1,500  Johnson Controls Incorporated                                         $      67,505  $     99,469
     4,851  Newell Rubbermaid Incorporated                                              170,898       138,557
                                                                                  -------------  ------------
                                                                                  $     238,403  $    238,026

            GENERAL MERCHANDISE STORES - 2.80%
     1,904  Consolidated Stores Corporation+                                      $      79,747  $     42,007
     7,667  Dayton Hudson Corporation                                                   215,988       460,499
     1,868  Dillards Incorporated                                                        60,965        37,944
     3,833  Dollar General Corporation                                                  110,997       118,344
     3,592  Federated Department Stores Incorporated+                                   137,945       156,926
     1,268  Harcourt General Incorporated                                                61,257        52,781
     4,602  J.C. Penney Company Incorporated                                            252,345       158,194
     8,565  K Mart Corporation+                                                         111,573       100,103
     5,856  May Department Stores Company                                               197,894       213,378
     6,637  Sears, Roebuck & Company                                                    328,008       208,236

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
     5,534  TJX Companies Incorporated                                            $      78,639  $    155,298
    77,188  Wal-Mart Stores Incorporated                                              1,457,106     3,671,254
                                                                                  -------------  ------------
                                                                                  $   3,092,464  $  5,374,964

            HEALTH SERVICES - 0.20%
     9,977  Columbia HCA Healthcare Corporation                                   $     317,262  $    211,388
     1,942  HCR Manor Care Incorporated+                                                 59,412        33,621
     7,293  HealthSouth Corporation+                                                    176,891        44,214
     5,329  Tenet Healthcare Corporation+                                               150,630        93,591
                                                                                  -------------  ------------
                                                                                  $     704,195  $    382,814

            HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.02%
       696  Foster Wheeler Corporation                                            $      25,498  $      8,396
     1,088  McDermott International Incorporated                                         31,632        22,032
                                                                                  -------------  ------------
                                                                                  $      57,130  $     30,428

            HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.28%
     3,600  Best Buy Company Incorporated+                                        $     237,692  $    223,425
     3,482  Circuit City Stores Incorporated                                             62,438       146,897
     3,392  Tandy Corporation                                                            53,958       175,324
                                                                                  -------------  ------------
                                                                                  $     354,088  $    545,646

            HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.12%
     4,412  Hilton Hotels Corporation                                             $      81,805  $     43,569
     4,344  Marriott International                                                      123,104       141,995
     3,404  Mirage Resorts Incorporated+                                                 85,929        47,869
                                                                                  -------------  ------------
                                                                                  $     290,838  $    233,433

Index Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT - 9.13%
     2,705  Apple Computer Incorporated+                                          $      77,128  $    171,260
     6,411  Applied Materials Incorporated+                                             205,439       499,257
     5,675  Baker Hughes Incorporated                                                   170,365       164,575
     1,557  Black & Decker Corporation                                                   61,412        71,135
       377  Briggs & Stratton Corporation                                                17,365        22,007
     1,298  Case Corporation                                                             70,614        64,657
     6,221  Caterpillar Incorporated                                                    292,343       340,989
       652  Cincinnati Milacron Incorporated                                             15,601        11,573
    56,210  Cisco Systems Incorporated+                                               1,157,247     3,853,898
    29,537  Compaq Computer Corporation                                                 724,828       677,505
       783  Cummins Engine Company Incorporated                                          44,618        39,003
       824  Data General Corporation+                                                    19,160        17,356
     4,026  Deere & Company                                                             195,252       155,756
    44,052  Dell Computer Corporation+                                                  443,522     1,841,924
     3,642  Dover Corporation                                                           114,072       148,867
    17,588  EMC Corporation+                                                            262,362     1,256,443
     5,470  Gateway Incorporated+                                                       161,905       243,073
     1,416  Harris Corporation                                                           54,374        39,117
    17,622  Hewlett-Packard Company                                                   1,045,375     1,621,224
    31,368  IBM Corporation                                                           1,529,620     3,807,291
     2,923  Ingersoll-Rand Company                                                      112,839       160,582
     2,100  Lexmark International Group Incorporated+                                   141,973       169,050
     7,020  Minnesota Mining and Manufacturing Company                                  601,437       674,359
     2,165  Pall Corporation                                                             49,923        50,201
     1,907  Parker-Hannifin Corporation                                                  69,022        85,457
     4,674  Pitney Bowes Incorporated                                                   182,354       284,822
     3,963  Seagate Technology Incorporated+                                            137,742       122,110
     3,213  Silicon Graphics Incorporated+                                               66,741        35,142
     4,492  Solectron Corporation+                                                      212,651       322,582
     1,575  Stanley Works                                                                58,085        39,670

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
     1,021  Timken Company                                                        $      30,895  $     16,464
     8,338  United Technologies Corporation                                             334,785       494,548
                                                                                  -------------  ------------
                                                                                  $   8,661,049  $ 17,501,897

            INSURANCE AGENTS, BROKERS & SERVICE - 0.24%
     4,483  Aon Corporation                                                       $     153,166  $    132,529
     2,784  Humana Incorporated+                                                         63,767        19,140
     4,536  Marsh & McLennan Companies Incorporated                                     212,034       310,716
                                                                                  -------------  ------------
                                                                                  $     428,967  $    462,385

            INSURANCE CARRIERS - 2.76%
     2,465  Aetna Incorporated                                                    $     210,587  $    121,401
     4,600  AFLAC Incorporated                                                          237,175       192,625
    13,951  Allstate Corporation                                                        495,163       347,903
     4,367  American General Corporation                                                208,834       275,940
    26,823  American International Group Incorporated                                 1,340,273     2,331,925
     2,796  Chubb Corporation                                                           175,050       139,276
     3,515  CIGNA Corporation                                                           192,647       273,291
     2,858  Cincinnati Financial Corporation                                            129,949       107,264
     5,578  Conseco Incorporated                                                        224,412       107,725
     3,962  Hartford Financial Services Group                                           157,404       161,947
     1,857  Jefferson-Pilot Corporation                                                  84,511       117,339
     3,544  Lincoln National Corporation                                                114,995       133,122
     1,881  Loews Corporation                                                           183,503       132,023
     1,740  MBIA Incorporated                                                           104,632        81,128
     1,907  MGIC Investment Corporation                                                  88,719        91,059
     1,299  Progressive Corporation                                                     150,597       106,112
     2,351  Safeco Corporation                                                          106,178        65,828
     4,004  St. Paul Companies Incorporated                                             144,391       110,110
     2,321  Torchmark Corporation                                                        68,892        60,056
     2,985  United Healthcare Corporation                                               153,455       145,332
     4,091  UnumProvident Corporation                                                   182,812       120,429
     1,200  Wellpoint Health Networks Incorporated+                                     103,293        68,400
                                                                                  -------------  ------------
                                                                                  $   4,857,472  $  5,290,235

Index Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION - 0.02%
     5,626  Laidlaw Incorporated                                                  $      72,894  $     37,976

            LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.02%
     1,897  Louisiana-Pacific Corporation                                         $      44,531  $     29,641

            MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.56%
     1,195  Allergan Incorporated                                                 $      47,319  $    131,450
     1,019  Bausch & Lomb Incorporated                                                   46,163        67,190
     5,076  Baxter International Incorporated                                           256,062       305,829
     4,392  Becton, Dickinson & Company                                                 103,881       123,251
     1,961  Biomet Incorporated                                                          43,220        51,599
     6,804  Boston Scientific Corporation+                                              196,769       167,974
       892  C.R. Bard Incorporated                                                       29,581        41,980
     2,316  Danaher Corporation                                                         105,572       122,024
     5,554  Eastman Kodak Company                                                       387,944       418,980
     1,245  Eaton Corporation                                                            98,951       107,459
    18,956  Eli Lilly & Company                                                         992,356     1,213,184
     5,182  Guidant Corporation+                                                        124,086       277,885
     2,184  Honeywell Incorporated                                                      150,926       243,107
     1,544  KLA-Tencor Corporation+                                                      98,680       100,360
     1,289  Mallinckrodt Incorporated                                                    49,355        38,912
    20,330  Medtronic Incorporated                                                      509,295       721,715
       819  Millipore Corporation                                                        32,652        30,764
     1,780  PE Corporation - PE Biosystems Group                                         56,273       128,605
       807  Polaroid Corporation                                                         33,984        20,982
     1,476  St. Jude Medical Incorporated+                                               52,162        46,494
       850  Tektronix Incorporated                                                       31,925        28,475
     2,745  Thermo Electron Corporation+                                                105,454        36,886
    11,536  Xerox Corporation                                                           404,315       483,791
                                                                                  -------------  ------------
                                                                                  $   3,956,925  $  4,908,896

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            METAL MINING - 0.29%
       667  ASARCO Incorporated                                                   $      18,159  $     17,884
     6,780  Barrick Gold Corporation                                                    154,612       147,465
     1,471  Cyprus Amax Minerals                                                         33,862        28,868
     2,769  Freeport-McMoran Copper & Gold Incorporated+                                 75,106        43,093
     4,435  Homestake Mining Company                                                     53,577        40,747
     3,254  Inco Limited Company                                                         85,682        69,554
     2,885  Newmont Mining Corporation                                                  102,103        74,649
       967  Phelps Dodge Corporation                                                     67,902        53,245
     5,569  Placer Dome Incorporated                                                     95,384        82,839
                                                                                  -------------  ------------
                                                                                  $     686,387  $    558,344

            MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
             FUELS - 0.03%
     1,400  Vulcan Materials Company                                              $      67,574  $     51,275

            MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.91%
       732  Armstrong World Industries Incorporated                               $      48,483  $     32,894
     3,406  Hasbro Incorporated                                                          68,012        73,016
       673  Jostens Incorporated                                                         15,584        12,871
     7,266  Mattel Incorporated                                                         226,189       138,054
       129  NACCO Industries Incorporated                                                 8,392         9,014
    14,383  Tyco International Limited                                                  706,264     1,485,045
                                                                                  -------------  ------------
                                                                                  $   1,072,924  $  1,750,894

            MISCELLANEOUS RETAIL - 0.76%
     1,900  Bed, Bath & Beyond Incorporated                                       $      66,288  $     66,381
     3,775  Costco Wholesale Corporation+                                               136,516       271,800
     6,808  CVS Corporation                                                             207,663       277,852
       652  Longs Drug Stores Incorporated                                               18,077        19,479
     6,500  Office Depot Incorporated+                                                  146,780        66,219
     4,572  Rite Aid Corporation                                                        120,172        63,151
     8,029  Staples Incorporated+                                                       155,507       175,133

Index Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
     4,433  Toys R Us Incorporated+                                               $     139,640  $     66,495
    17,412  Walgreen Company                                                            234,272       441,830
                                                                                  -------------  ------------
                                                                                  $   1,224,915  $  1,448,340

            MOTION PICTURES - 1.21%
     1,221  King World Productions Incorporated+                                  $      27,474  $     45,788
    22,157  Time Warner Incorporated                                                    708,968     1,346,038
    35,821  Walt Disney Company                                                         985,584       926,868
                                                                                  -------------  ------------
                                                                                  $   1,722,026  $  2,318,694

            NONDEPOSITORY CREDIT INSTITUTIONS - 2.31%
     7,821  American Express Company                                              $     553,513  $  1,052,902
    12,639  Associates First Capital Corporation                                        371,167       455,004
     3,483  Capital One Financial Corporation                                           147,323       135,837
     1,940  Countrywide Credit Industries Incorporated                                   69,752        62,565
    12,098  Federal Home Loan Mortgage Corporation                                      431,439       629,096
    17,819  Federal National Mortgage Association                                       828,049     1,117,029
     8,374  Household International Incorporated                                        271,100       336,007
    13,932  MBNA Corporation                                                            230,311       317,824
     2,444  Providian Financial Corporation                                              72,212       193,534
     2,844  SLM Holding Corporation                                                     138,029       122,292
                                                                                  -------------  ------------
                                                                                  $   3,112,895  $  4,422,090

            OIL & GAS EXTRACTION - 1.23%
     2,190  Anadarko Petroleum Corporation                                        $      73,112  $     66,932
     1,930  Apache Corporation                                                           68,640        83,352
     5,600  Atlantic Richfield Company                                                  402,235       496,300
     3,137  Burlington Resources Incorporated                                           137,010       115,285
    12,332  Enron Corporation                                                           281,068       508,695
       834  Helmerich & Payne Incorporated                                               25,433        21,111
     1,475  Kerr-McGee Corporation                                                       91,068        81,217
     5,650  Nabisco Group Holdings Corporation                                          100,186        84,750
     1,423  Rowan Companies Incorporated+                                                36,233        23,124
     9,521  Schlumberger Limited                                                        592,958       593,277

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
     2,000  Tosco Corporation                                                     $      53,160  $     50,500
     4,289  Union Pacific Resources Group Incorporated                                  112,360        68,892
     5,392  USX-Marathon Group Incorporated                                             150,286       157,716
                                                                                  -------------  ------------
                                                                                  $   2,123,749  $  2,351,151

            PAPER & ALLIED PRODUCTS - 0.92%
       964  Bemis Incorporated                                                    $      38,134  $     32,656
     1,041  Boise Cascade Corporation                                                    37,784        37,931
     1,688  Champion International Corporation                                           84,258        86,721
     3,802  Fort James Corporation                                                      154,721       101,466
     3,018  Georgia-Pacific Corporation                                                  94,290       122,229
     2,489  IKON Office Solutions Incorporated                                           76,379        26,601
     7,187  International Paper Company                                                 320,769       345,425
     9,238  Kimberly-Clark Corporation                                                  448,629       484,995
     1,802  Mead Corporation                                                             55,745        61,944
       472  Potlatch Corporation                                                         21,490        19,441
     1,017  Temple-Inland Incorporated                                                   60,752        61,529
     3,001  Tenneco Incorporated                                                        128,421        51,017
     1,758  Westvaco Corporation                                                         54,143        45,049
     3,494  Weyerhaeuser Company                                                        177,910       201,342
     1,944  Willamette Industries Incorporated                                           69,030        83,835
                                                                                  -------------  ------------
                                                                                  $   1,822,455  $  1,762,181

            PERSONAL SERVICES - 0.07%
     1,735  H & R Block Incorporated                                              $      65,888  $     75,364
     4,669  Service Corporation International                                           145,156        49,316
                                                                                  -------------  ------------
                                                                                  $     211,044  $    124,680

            PETROLEUM REFINING & RELATED INDUSTRIES - 4.89%
     1,603  Amerada Hess Corporation                                              $      89,636  $     98,184
     1,270  Ashland Incorporated                                                         59,804        42,704
    11,347  Chevron Corporation                                                         833,235     1,007,046
     3,670  Coastal Corporation                                                          94,555       150,241
    10,918  Conoco Incorporated                                                         154,918       298,880

Index Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
    42,139  Exxon Corporation                                                     $   2,414,278  $  3,199,930
    13,574  Mobil Corporation                                                           937,274     1,367,581
     4,414  Phillips Petroleum Company                                                  196,105       215,183
    37,204  Royal Dutch Petroleum Company                                             1,784,271     2,197,361
     1,639  Sunoco Incorporated                                                          57,600        45,073
     9,317  Texaco Incorporated                                                         493,431       588,136
     4,199  Unocal Corporation                                                          158,879       155,625
                                                                                  -------------  ------------
                                                                                  $   7,273,986  $  9,365,944

            PRIMARY METAL INDUSTRIES - 0.44%
     3,947  Alcan Aluminum Limited                                                $     128,950  $    123,344
     6,372  Alcoa Incorporated                                                          225,518       395,462
     3,443  Allegheny Teledyne Incorporated                                              88,432        58,101
     2,145  Bethlehem Steel Corporation+                                                 24,279        15,819
     2,172  Engelhard Corporation                                                        44,967        39,503
     1,555  Nucor Corporation                                                            82,624        74,057
     1,140  Reynolds Metals Company                                                      72,857        68,828
     1,571  USX-U.S. Steel Group Incorporated                                            50,649        40,453
     1,527  Worthington Industries Incorporated                                          28,933        25,959
                                                                                  -------------  ------------
                                                                                  $     747,209  $    841,526

            PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.89%
     1,172  American Greetings Company                                            $      37,558  $     30,179
     1,557  Dow Jones & Company Incorporated                                             68,221        83,105
     4,857  Gannet Company Incorporated                                                 242,337       336,044
     1,402  Knight-Ridder Incorporated                                                   66,330        76,935
     3,390  McGraw-Hill Incorporated                                                    104,076       163,991
       932  Meredith Corporation                                                         25,752        33,843
     3,100  New York Times Company                                                       79,298       116,250
     2,230  R.R. Donnelley & Sons Company                                                81,778        64,391
     1,287  Times Mirror Company                                                         67,858        84,701
     4,134  Tribune Company                                                              97,614       205,667
    12,012  Viacom Incorporated+                                                        248,244       507,507
                                                                                  -------------  ------------
                                                                                  $   1,119,066  $  1,702,613

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            RAILROAD TRANSPORTATION - 0.44%
     8,159  Burlington Northern Santa Fe Corporation                              $     245,551  $    224,373
     3,797  CSX Corporation                                                             190,983       160,898
     1,900  Kansas City Southern Industries
              Incorporated                                                              108,938        88,230
     6,575  Norfolk Southern Corporation                                                203,778       161,088
     4,272  Union Pacific Corporation                                                   252,844       205,323
                                                                                  -------------  ------------
                                                                                  $   1,002,094  $    839,912

            RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.28%
     1,339  Cooper Tire & Rubber Company                                          $      30,606  $     23,600
     2,681  Goodyear Tire & Rubber Company                                              152,246       129,023
     4,932  Nike Incorporated                                                           243,128       280,508
       929  Reebok International Limited+                                                35,070         9,929
     1,493  Sealed Air Corporation+                                                      87,525        76,610
     1,039  Tupperware Corporation                                                       37,853        21,040
                                                                                  -------------  ------------
                                                                                  $     586,428  $    540,710

            SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.34%
     1,962  Bear Stearns Companies Incorporated                                   $     105,140  $     75,414
    14,256  Charles Schwab Corporation                                                  181,117       480,249
     4,389  Franklin Resources Incorporated                                             232,090       134,962
     3,085  J.P. Morgan & Company Incorporated                                          321,684       352,460
     2,024  Lehman Brothers Holdings Incorporated                                       111,737       118,025
     6,450  Merrill Lynch & Company Incorporated                                        382,135       433,359
     9,933  Morgan Stanley Dean Witter & Company                                        498,759       885,899
     2,500  Paine Webber Group Incorporated                                             107,407        90,625
                                                                                  -------------  ------------
                                                                                  $   1,940,069  $  2,570,993

Index Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.19%
     4,226  Corning Incorporated                                                  $     181,985  $    289,745
       961  Owens Corning                                                                37,290        20,842
     2,757  Owens-Illinois Incorporated+                                                101,202        54,623
                                                                                  -------------  ------------
                                                                                  $     320,477  $    365,210

            TEXTILE MILL PRODUCTS - 0.01%
       683  Russell Corporation                                                   $      19,089  $      9,690
       286  Springs Industries Incorporated                                              14,789         9,706
                                                                                  -------------  ------------
                                                                                  $      33,878  $     19,396

            TOBACCO PRODUCTS - 0.79%
    41,517  Philip Morris Incorporated                                            $   1,632,367  $  1,419,362
     3,082  UST Incorporated                                                             94,433        93,038
                                                                                  -------------  ------------
                                                                                  $   1,726,800  $  1,512,400

            TRANSPORTATION BY AIR - 0.33%
     2,688  AMR Corporation+                                                      $     145,649  $    146,496
     2,452  Delta Air Lines Incorporated                                                116,934       118,922
     5,164  FDX Corporation+                                                            147,452       200,105
     8,808  Southwest Airlines Company                                                   83,503       133,772
     1,309  US Airways Group Incorporated+                                               68,022        34,361
                                                                                  -------------  ------------
                                                                                  $     561,560  $    633,656

            TRANSPORTATION EQUIPMENT - 2.32%
     9,551  Allied Signal Incorporated                                            $     362,700  $    572,463
    16,685  Boeing Company                                                              812,199       711,198
     1,601  Brunswick Corporation                                                        45,437        39,825
     2,936  Dana Corporation                                                            116,777       108,999
     9,809  Delphi Automotive Systems Corporation                                       149,188       157,557
       642  Fleetwood Enterprises Incorporated                                           21,435        12,960
       552  FMC Corporation+                                                             43,352        26,634
    20,976  Ford Motor Company                                                          621,682     1,052,733
     3,199  General Dynamics Corporation                                                151,017       199,738

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Index Allocation Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
    11,216  General Motors Corporation                                            $     559,023  $    705,907
     3,170  Genuine Parts Company                                                       100,440        84,203
     1,537  Goodrich (B. F.) Company                                                     63,758        44,573
     1,518  ITT Industries Incorporated                                                  44,078        48,290
     1,191  Navistar International Corporation+                                          27,417        55,382
     1,240  Northrop Grummman Corporation                                               115,279        78,818
     1,399  PACCAR Incorporated                                                          62,957        71,174
     3,349  Rockwell International Corporation                                          139,985       175,823
     2,621  Textron Incorporated                                                        161,810       202,800
     2,083  TRW Incorporated                                                            108,990       103,629
                                                                                  -------------  ------------
                                                                                  $   3,707,524  $  4,452,706

            WATER TRANSPORTATION - 0.24%
    10,700  Carnival Corporation                                                  $     465,053  $    465,450

            WHOLESALE TRADE-DURABLE GOODS - 1.17%
     1,676  Grainger (W. W.) Incorporated                                         $      71,380  $     80,553
    23,301  Johnson & Johnson                                                         1,382,740     2,140,779
       878  Pep Boys - Manny, Moe & Jack                                                 27,228        13,060
                                                                                  -------------  ------------
                                                                                  $   1,481,348  $  2,234,392

            WHOLESALE TRADE-NONDURABLE GOODS - 0.73%
     1,214  Brown-Forman Corporation                                              $      59,250  $     75,723
     4,700  Cardinal Health Incorporated                                                265,034       256,150
     4,806  McKesson HBOC Incorporated                                                  341,469       139,374
     2,075  Supervalu Incorporated                                                       37,677        45,260
     5,826  Sysco Corporation                                                           110,732       204,274
     9,881  Unilever NV                                                                 567,747       673,143
                                                                                  -------------  ------------
                                                                                  $   1,381,909  $  1,393,924
            TOTAL COMMON STOCKS                                                   $ 130,489,040  $183,214,208

Index Allocation Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            U.S. TREASURY BILLS - 4.32%

$  450,000  U.S. Treasury Bills                                         4.71%-     12/23/99    $    445,113
 7,859,000  U.S. Treasury Bills                                         4.42-      11/04/99       7,825,408
                                                                                               ------------
            TOTAL U.S. TREASURY BILLS                                                          $  8,270,521
            (Cost $8,270,990)

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $138,760,030)* (Notes 1 and 3)                     99.92%              $191,484,729
            Other Assets and Liabilities, Net                         0.08                    151,518
                                                                    ------               ------------
            TOTAL NET ASSETS                                        100.00%              $191,636,247
                                                                    ======               ============
------------------------------------------------------------------------------------------------------

  # SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $800,786. + NON-INCOME EARNING SECURITIES.
  -  YIELD TO MATURITY.
  *  COST FOR FEDERAL INCOME TAX PURPOSES IS $138,774,747 AND NET
     UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation         $60,407,573
Gross Unrealized Depreciation          (7,697,591)
                                      -----------
NET UNREALIZED APPRECIATION           $52,709,982
                                      ===========

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 1999        Allocation Funds
------------------------------------------------------------------------


                                                                ASSET          INDEX
                                                           ALLOCATION     ALLOCATION
                                                                 FUND           FUND

ASSETS
INVESTMENTS:
  In securities, at market value (see cost below)      $1,812,728,304   $191,484,729
  Cash                                                         20,231          5,712
RECEIVABLES:
  Dividends and interest                                   11,831,759        204,441
  Fund shares sold                                          4,178,983        482,141
  Investment securities sold                                1,629,422        306,783
  Variation margin on futures contract                         68,625        100,650
Organization expenses, net of amortization                        143              0
Prepaid expenses                                                    0         13,651
TOTAL ASSETS                                            1,830,457,467    192,598,107

LIABILITIES
Payables:
  Investment securities purchased                           1,703,066        310,042
  Distribution to shareholders                                262,830          8,501
  Fund shares redeemed                                      3,102,014        210,344
  Due to distributor (Note 2)                               1,156,534         67,230
  Due to adviser (Note 2)                                   1,298,512        202,973
Other payables                                                 39,887              0
Accrued expenses                                              457,188        162,770
TOTAL LIABILITIES                                           8,020,031        961,860
TOTAL NET ASSETS
                                                       $1,822,437,436   $191,636,247
NET ASSETS CONSIST OF:
  Paid-in capital                                      $1,345,307,703   $132,637,847
  Undistributed net investment income (loss)                     (283)             0
  Undistributed net realized gain (loss) on
    investments                                           255,065,661      6,650,851
  Net unrealized appreciation (depreciation) of
    investments                                           222,356,105     52,724,699
  Net unrealized appreciation (depreciation) of
    futures                                                  (291,750)      (377,150)
TOTAL NET ASSETS                                       $1,822,437,436   $191,636,247

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                                   $1,310,934,924   $ 94,675,658
Shares outstanding - Class A                               50,731,283      4,800,343
Net asset value per share - Class A                    $        25.84   $      19.72
Maximum offering price per share - Class A(1)          $        27.42   $      20.92
Net Assets - Class B                                   $  491,284,400   $ 19,430,696
Shares outstanding - Class B                               31,424,629        799,520
Net asset value and offering price per share -
  Class B                                              $        15.63   $      24.30
Net Assets - Class C                                   $   20,218,112   $ 77,529,893
Shares outstanding - Class C                                1,289,065      3,188,164
Net asset value and offering price per share -
  Class C                                              $        15.68   $      24.32
INVESTMENT AT COST (NOTE 3)                            $1,590,372,199   $138,760,030
------------------------------------------------------------------------------------

(1)  MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET
     VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE
     IS REDUCED.
The accompanying notes are an integral part of these financial statements.

Allocation Funds                                        STATEMENTS OF OPERATIONS
------------------------------------------------------------------------

                                                                       ASSET ALLOCATION FUND
                                                --------------------------------------------
                                                       FOR THE SEVEN          FOR THE ELEVEN
                                                        MONTHS ENDED            MONTHS ENDED
                                                  SEPTEMBER 30, 1999       FEBRUARY 28, 1999

INVESTMENT INCOME
  Dividends                                      $        9,707,050       $      16,351,828
  Interest                                               23,462,643              22,227,037
TOTAL INVESTMENT INCOME                                  33,169,693              38,578,865
EXPENSES (NOTE 2)
  Advisory fees                                           3,717,689               5,217,515
  Administration fees                                     1,350,337               1,057,283
  Shareholder servicing fees                              3,273,203               4,529,595
  Portfolio accounting fees                                 254,587                 358,355
  Transfer agency fees                                    1,430,384               2,114,566
  Distribution fees                                       1,976,473               2,163,298
  Organization costs                                            780                   1,371
  Legal and audit fees                                      136,513                 110,720
  Registration fees                                          74,186                 126,021
  Directors' fees                                               613                   2,317
  Shareholder reports                                       237,879                 271,637
  Other                                                      71,400                  72,531
TOTAL EXPENSES                                           12,524,044              16,025,209
Less:
  Waived fees and reimbursed expenses                      (245,985)                (44,800)
Net Expenses                                             12,278,059              15,980,409
NET INVESTMENT INCOME (LOSS)                             20,891,634              22,598,456

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments and futures                             236,424,412             142,835,083
  Net change in unrealized appreciation
    (depreciation) of investment                       (221,676,896)             44,504,574
  Net unrealized appreciation
    (depreciation) of futures                              (291,750)                      0
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                           14,455,766             187,339,657
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $       35,347,400       $     209,938,113
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS                                        Allocation Funds
------------------------------------------------------------------------

                                                                    INDEX ALLOCATION FUND
                                             --------------------------------------------
                                                    FOR THE SEVEN          FOR THE ELEVEN
                                                     MONTHS ENDED            MONTHS ENDED
                                               SEPTEMBER 30, 1999       FEBRUARY 28, 1999

INVESTMENT INCOME
  Dividends                                   $        1,489,518       $       2,060,542
  Interest                                               102,609                  79,573
TOTAL INVESTMENT INCOME                                1,592,127               2,140,115
EXPENSES (NOTE 2)
  Advisory fees                                          785,748               1,008,438
  Administration fees                                    139,594                 100,844
  Shareholder servicing fees                             162,117                 152,329
  Portfolio accounting fees                               58,506                  85,087
  Transfer agency fees                                   125,880                 201,687
  Distribution fees                                      528,455                 664,814
  Organization costs                                           0                       0
  Legal and audit fees                                     4,903                  32,749
  Registration fees                                        4,945                  31,981
  Directors' fees                                          1,070                   2,591
  Shareholder reports                                     26,807                  40,474
  Other                                                    2,215                  27,281
TOTAL EXPENSES                                         1,840,240               2,348,275
Less:
  Waived fees and reimbursed expenses                     (8,485)                (24,758)
Net Expenses                                           1,831,755               2,323,517
NET INVESTMENT INCOME (LOSS)                            (239,628)               (183,402)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on sale of
    investments and futures                            2,237,462               8,684,372
  Net change in unrealized appreciation
    (depreciation) of investment                       3,845,296               9,193,064
  Net unrealized appreciation
    (depreciation) of futures                           (377,150)                      0
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                       5,705,608              17,877,436
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $        5,465,980       $      17,694,034
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Allocation Funds                             STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                                                        ASSET ALLOCATION FUND
                                                -------------------------------------------------------------
                                                   FOR THE SEVEN          FOR THE ELEVEN              FOR THE
                                                    MONTHS ENDED            MONTHS ENDED           YEAR ENDED
                                                  SEPT. 30, 1999       FEBRUARY 28, 1999       MARCH 31, 1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                     $  20,891,634          $  22,598,456         $  38,685,284
Net realized gain (loss) on sale of
  investments and futures                          236,424,412            142,835,083           107,023,056
Net change in unrealized appreciation
  (depreciation) of investments                   (221,676,896)            44,504,574           266,073,223
Net unrealized appreciation
  (depreciation) of futures                           (291,750)                     0                     0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                         35,347,400            209,938,113           411,781,563
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                        (18,297,226)           (17,033,688)          (35,147,512)
    CLASS B                                         (5,507,711)            (2,432,608)           (3,537,772)
    CLASS C                                           (203,506)               (15,634)(1)               N/A
  From net realized gain on sale of
    investments
    CLASS A                                                  0           (114,145,484)          (82,707,854)
    CLASS B                                                  0            (31,172,331)          (13,021,038)
    CLASS C                                                  0               (540,952)(1)               N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A               62,139,392            101,471,242           124,090,392
  Reinvestment of dividends - Class A               17,993,300            135,550,735           120,926,511
  Cost of shares redeemed - Class A               (144,669,816)          (216,463,258)         (224,954,049)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                           (64,537,124)            20,558,719            20,062,854
  Proceeds from shares sold - Class B              118,452,976            141,646,232           147,505,581
  Reinvestment of dividends - Class B                5,319,893             33,599,069            16,241,731
  Cost of shares redeemed - Class B                (34,633,257)           (47,391,618)          (19,143,117)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                            89,139,612            127,853,683           144,604,195
  Proceeds from shares sold - Class C               12,297,723             10,142,395(1)                N/A
  Reinvestment of dividends - Class C                  160,631                527,615(1)                N/A
  Cost of shares redeemed - Class C                 (1,995,418)              (555,033)(1)               N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                            10,462,936             10,114,977(1)                N/A
INCREASE (DECREASE) IN NET ASSETS                   46,404,381            203,124,795           442,034,436

NET ASSETS:
  Beginning net assets                           1,776,033,055          1,572,908,260         1,130,873,824
ENDING NET ASSETS                                $1,822,437,436         $1,776,033,055        $1,572,908,260
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME                              $        (283)         $   3,116,526         $           0
-------------------------------------------------------------------------------------------------------------

(1) This class of shares commenced operations on April 1, 1998.
(2) This class of shares commenced operations December 15, 1997.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                             Allocation Funds
------------------------------------------------------------------------

                                                                                                             INDEX ALLOCATION FUND
                                             -------------------------------------------------------------------------------------
                                                FOR THE SEVEN          FOR THE ELEVEN        FOR THE THREE                 FOR THE
                                                 MONTHS ENDED            MONTHS ENDED         MONTHS ENDED              YEAR ENDED
                                               SEPT. 30, 1999       FEBRUARY 28, 1999       MARCH 31, 1998       DECEMBER 31, 1997

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                   $  (239,628)           $  (183,402)          $     6,593            $ 1,656,589
Net realized gain (loss) on sale of
  investments and futures                        2,237,462              8,684,372                (5,156)            12,775,977
Net change in unrealized appreciation
  (depreciation) of investments                  3,845,296              9,193,064            17,255,641              8,758,372
Net unrealized appreciation
  (depreciation) of futures                       (377,150)                     0                     0                      0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      5,465,980             17,694,034            17,257,078             23,190,938
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (100,729)              (148,741)              (63,008)            (1,312,200)
    CLASS B                                              0                      0                     0                      0(2)
    CLASS C                                              0                      0                     0               (344,406)
  From net realized gain on sale of
    investments
    CLASS A                                              0             (3,122,516)                    0             (8,070,952)
    CLASS B                                              0               (343,110)                    0                      0(2)
    CLASS C                                              0             (2,072,172)                    0             (4,429,345)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A            6,212,605             10,094,262             3,920,461             13,097,927
  Reinvestment of dividends - Class A               76,972              2,652,183               141,708              7,755,142
  Cost of shares redeemed - Class A             (7,604,914)           (20,080,414)           (2,572,600)            (7,305,205)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                        (1,315,337)            (7,333,969)            1,489,569             13,547,864
  Proceeds from shares sold - Class B            7,441,227              9,165,489             2,711,120                349,731(2)
  Reinvestment of dividends - Class B                    0                325,031                     0                      0(2)
  Cost of shares redeemed - Class B               (751,607)            (1,079,572)                    0                      0(2)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                         6,689,620              8,410,948             2,711,120                349,731(2)
  Proceeds from shares sold - Class C           14,408,434             19,392,127             5,805,673             20,805,099
  Reinvestment of dividends - Class C                  360              1,486,208                10,699              3,210,184
  Cost of shares redeemed - Class C             (6,098,596)           (13,595,784)           (1,944,342)            (5,001,988)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                         8,310,198              7,282,551             3,872,030             19,013,295
INCREASE (DECREASE) IN NET ASSETS               19,049,732             20,367,025            25,266,789             41,944,925

NET ASSETS:
  Beginning net assets                         172,586,515            152,219,490           126,952,701             85,007,776
ENDING NET ASSETS                              $191,636,247           $172,586,515          $152,219,490           $126,952,701
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME                            $         0            $  (388,558)          $   (56,415)           $         0
----------------------------------------------------------------------------------------------------------------------------------

(1) This class of shares commenced operations on April 1, 1998.
(2) This class of shares commenced operations December 15, 1997.

The accompanying notes are an integral part of these financial statements.

Allocation Funds                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         ASSET ALLOCATION FUND
                                                                                       CLASS A
                                                   -------------------------------------------
                                                    SEVEN MONTHS  ELEVEN MONTHS
                                                           ENDED          ENDED     YEAR ENDED
                                                       SEPT. 30,   FEBRUARY 28,      MARCH 31,
                                                        1999 (1)       1999 (2)           1998
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $25.65         $24.99         $20.30
                                                    ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            0.36           0.38           0.69
  Net realized and unrealized gain (loss) on
    investments                                           0.19           2.92           6.37
                                                    ----------     ----------     ----------
TOTAL FROM INVESTMENT OPERATIONS                          0.55           3.30           7.06
LESS DISTRIBUTIONS:
  Dividends from net investment income                   (0.36)         (0.33)         (0.69)
  Distributions from net realized gain                    0.00          (2.31)         (1.68)
                                                    ----------     ----------     ----------
TOTAL FROM DISTRIBUTIONS                                 (0.36)         (2.64)         (2.37)
                                                    ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                          $25.84         $25.65         $24.99
                                                    ==========     ==========     ==========
TOTAL RETURN (NOT ANNUALIZED)*                           2.10%         13.69%         36.08%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                  $1,310,935     $1,362,966     $1,305,848
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                0.95%          0.92%        0.95%(5)
  Ratio of net investment income to average net
    assets                                               2.08%          1.65%        2.99%(5)
Portfolio turnover                                         29%            31%          51%(5)
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                    0.96%            N/A            N/A
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                               2.07%            N/A            N/A
----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM FEBRUARY 28 TO
     SEPTEMBER 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR THE ASSET ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 28%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                            Allocation Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                      ASSET ALLOCATION FUND (CONT.)
                                                                      CLASS A (CONT.)                       CLASS B
                             --------------------------------------------------------  ----------------------------
                                 SIX MONTHS       NINE MONTHS                           SEVEN MONTHS  ELEVEN MONTHS
                                      ENDED             ENDED   YEAR ENDED YEAR ENDED          ENDED          ENDED
                                  MARCH 31,         SEPT. 30,     DEC. 31,   DEC. 31,      SEPT. 30,   FEBRUARY 28,
                                   1997 (3)          1996 (4)         1995       1994       1999 (6)       1999 (2)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                          $21.24            $20.74       $16.73     $18.80      $15.55         $15.16
                             --------------   ---------------   ---------- ----------    --------       --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                             0.41              0.57         0.74       0.77        0.18           0.13
  Net realized and
    unrealized gain (loss)
    on investments                     0.65              0.50         4.07      (1.31)       0.08           1.77
                             --------------   ---------------   ---------- ----------    --------       --------
TOTAL FROM INVESTMENT
  OPERATIONS                           1.06              1.07         4.81      (0.54)       0.26           1.90
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                 (0.41)            (0.57)       (0.74)      (0.77)      (0.18)        (0.11)
  Distributions from net
    realized gain                     (1.59)             0.00        (0.06)      (0.76)       0.00         (1.40)
                             --------------   ---------------   ---------- ----------    --------       --------
TOTAL FROM DISTRIBUTIONS              (2.00)            (0.57)       (0.80)      (1.53)      (0.18)        (1.51)
                             --------------   ---------------   ---------- ----------    --------       --------
NET ASSET VALUE, END OF
  PERIOD                             $20.30            $21.24       $20.74     $16.73      $15.63         $15.55
                             ==============   ===============   ========== ==========    ========       ========
TOTAL RETURN (NOT
  ANNUALIZED)*                        4.94%             5.14%       29.18%      (2.82)%      1.68%        12.98%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $1,041,622        $1,057,346   $1,077,935   $896,943    $491,284       $402,991
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.92%(5)          0.90%(5)       0.84%      0.84%       1.63%          1.62%
  Ratio of net investment
    income to average net
    assets                          3.91%(5)          3.53%(5)       3.81%      4.30%       1.42%          0.91%
Portfolio turnover                     5%(5)             1%(6)         15%        49%         29%            31%
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                              N/A               N/A          N/A        N/A       1.68%          1.63%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                              N/A               N/A          N/A        N/A       1.37%          0.90%
-------------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM FEBRUARY 28 TO
     SEPTEMBER 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR THE ASSET ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 28%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

The accompanying notes are an integral part of these financial statements.

Allocation Funds                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           ASSET ALLOCATION FUND (CONT.)
                                                                         CLASS B (CONT.)
                                                ----------------------------------------
                                                               SIX MONTHS    NINE MONTHS
                                                 YEAR ENDED         ENDED          ENDED
                                                  MARCH 31,     MARCH 31,      SEPT. 30,
                                                       1998      1997 (1)       1996 (2)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $12.29        $12.84        $12.50
                                                -----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                         0.29          0.19          0.28
  Net realized and unrealized gain (loss) on
    investments                                        3.89          0.41          0.34
                                                -----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS                       4.18          0.60          0.62
LESS DISTRIBUTIONS:
  Dividends from net investment income                (0.29)        (0.19)        (0.28)
  Distributions from net realized gain                (1.02)        (0.96)         0.00
                                                -----------    ----------    ----------
TOTAL FROM DISTRIBUTIONS                              (1.31)        (1.15)        (0.28)
                                                -----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                       $15.16        $12.29        $12.84
                                                ===========    ==========    ==========
TOTAL RETURN (NOT ANNUALIZED)*                       35.16%         4.62%         4.96%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                 $267,060       $89,252       $63,443
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets           1.60%(7)      1.53%(7)      1.14%(7)
  Ratio of net investment income to average net
    assets                                          2.15%(7)      3.30%(7)      3.37%(7)
Portfolio turnover                                    51%(7)         5%(7)         1%(8)
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses                N/A       1.58%(7)      1.56%(7)
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                              N/A       3.25%(7)      2.95%(7)
----------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM FEBRUARY 28 TO
     SEPTEMBER 30.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(6)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(7) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(8) THE PORTFOLIO TURNOVER FOR THE ASSET ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 28%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                            Allocation Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                         ASSET ALLOCATION FUND (CONT.)
                                  CLASS B                                     INDEX ALLOCATION FUND
                                  (CONT.)                      CLASS C                      CLASS A
                              ----------- ---------------------------- ----------------------------
                                           SEVEN MONTHS  ELEVEN MONTHS  SEVEN MONTHS  ELEVEN MONTHS
                               YEAR ENDED         ENDED          ENDED         ENDED          ENDED
                                 DEC. 31,     SEPT. 30,   FEBRUARY 28,     SEPT. 30,   FEBRUARY 28,
                                 1995 (3)      1999 (4)       1999 (5)      1999 (4)       1999 (6)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $10.00       $15.59        $15.16         $19.04         $17.55
                                -------      -------       -------        -------        -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.22         0.18          0.08           0.02           0.03
  Net realized and
    unrealized gain (loss)
    on investments                 2.53         0.09          1.82           0.68           2.14
                                -------      -------       -------        -------        -------
TOTAL FROM INVESTMENT
  OPERATIONS                       2.75         0.27          1.90           0.70           2.17
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.22)       (0.18)        (0.07)         (0.02)         (0.03)
  Distributions from net
    realized gain                 (0.03)        0.00         (1.40)          0.00          (0.65)
                                -------      -------       -------        -------        -------
TOTAL FROM DISTRIBUTIONS          (0.25)       (0.18)        (1.47)         (0.02)         (0.68)
                                -------      -------       -------        -------        -------
NET ASSET VALUE, END OF
  PERIOD                         $12.50       $15.68        $15.59         $19.72         $19.04
                                =======      =======       =======        =======        =======
TOTAL RETURN (NOT
  ANNUALIZED)*                   27.72%        1.69%        12.97%          3.68%         12.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $26,271      $20,218       $10,076        $94,676        $92,655
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            1.53%        1.64%         1.64%          1.26%          1.29%
  Ratio of net investment
    income to average net
    assets                        2.71%        1.46%         0.69%          0.15%          0.19%
Portfolio turnover                  15%          29%           31%             3%            12%
---------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.76%        1.70%         1.85%          1.26%            N/A
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        2.48%        1.40%         0.48%          0.15%            N/A
---------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM FEBRUARY 28 TO
     SEPTEMBER 30.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(6)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(7) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(8) THE PORTFOLIO TURNOVER FOR THE ASSET ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 28%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.

The accompanying notes are an integral part of these financial statements.

Allocation Funds                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   INDEX ALLOCATION FUND
                                                                                 (CONT.)
                                                                         CLASS A (CONT.)
                                                              --------------------------
                                                               THREE MONTHS
                                                                      ENDED   YEAR ENDED
                                                                  MARCH 31,     DEC. 31,
                                                                   1998 (1)         1997
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $15.51        $13.99
                                                                 -------       -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.01          0.28
  Net realized and unrealized gain (loss) on investments            2.04          3.23
                                                                 -------       -------
TOTAL FROM INVESTMENT OPERATIONS                                    2.05          3.51
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.01)        (0.28)
  Distributions from net realized gain                              0.00         (1.71)
                                                                 -------       -------
TOTAL FROM DISTRIBUTIONS                                           (0.01)        (1.99)
                                                                 -------       -------
NET ASSET VALUE, END OF PERIOD                                    $17.55        $15.51
                                                                 =======       =======
TOTAL RETURN (NOT ANNUALIZED)*                                    13.23%        25.18%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $92,733       $80,512
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          1.31%         1.26%
  Ratio of net investment income to average net assets             0.30%         1.82%
Portfolio turnover                                                    0%           80%
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          1.32%         1.29%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                           0.29%         1.79%
----------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM FEBRUARY 28 TO SEPTEMBER 30
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                            Allocation Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 INDEX ALLOCATION FUND (CONT.)
                                                  CLASS A (CONT.)                      CLASS B
                              ----------------------------------- ----------------------------
                                                                   SEVEN MONTHS  ELEVEN MONTHS
                               YEAR ENDED  YEAR ENDED  YEAR ENDED         ENDED          ENDED
                                 DEC. 31,    DEC. 31,    DEC. 31,     SEPT. 30,   FEBRUARY 28,
                                     1996        1995        1994      1999 (2)       1999 (3)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $13.76      $10.67      $11.90       $23.55        $21.81
                                -------     -------     -------      -------       -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.29        0.28        0.31        (0.05)        (0.07)
  Net realized and
    unrealized gain (loss)
    on investments                 2.02        3.42       (0.39)        0.80          2.61
                                -------     -------     -------      -------       -------
TOTAL FROM INVESTMENT
  OPERATIONS                       2.31        3.70       (0.08)        0.75          2.54
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.29)      (0.28)      (0.31)        0.00          0.00
  Distributions from net
    realized gain                 (1.79)      (0.33)      (0.84)        0.00         (0.80)
                                -------     -------     -------      -------       -------
TOTAL FROM DISTRIBUTIONS          (2.08)      (0.61)      (1.15)        0.00         (0.80)
                                -------     -------     -------      -------       -------
NET ASSET VALUE, END OF
  PERIOD                         $13.99      $13.76      $10.67       $24.30        $23.55
                                =======     =======     =======      =======       =======
TOTAL RETURN (NOT
  ANNUALIZED)*                   17.04%      34.71%       (0.68)%      3.18%        11.88%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $60,353     $52,007     $40,308      $19,431       $12,568
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            1.31%       1.30%       1.30%        2.03%         2.04%
  Ratio of net investment
    income to average net
    assets                        2.06%       2.07%       2.41%        (0.61)%       (0.57)%
Portfolio turnover                  67%         47%         50%           3%           12%
----------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.44%       1.35%       1.38%        2.07%         2.26%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        1.93%       2.02%       2.33%        (0.65)%       (0.79)%
----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM FEBRUARY 28 TO SEPTEMBER 30
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.

The accompanying notes are an integral part of these financial statements.

Allocation Funds                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   INDEX ALLOCATION FUND (CONT.)
                                                                  CLASS B (CONT.)    CLASS C (1)
                                                    -----------------------------  -------------
                                                     THREE MONTHS                   SEVEN MONTHS
                                                            ENDED    PERIOD ENDED          ENDED
                                                        MARCH 31,        DEC. 31,      SEPT. 30,
                                                         1998 (2)        1997 (3)       1999 (4)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $19.31            $18.99      $23.56
                                                        ------     --------------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           (0.01)             0.00       (0.07)
  Net realized and unrealized gain (loss) on
    investments                                           2.51              0.32        0.83
                                                        ------     --------------     ------
TOTAL FROM INVESTMENT OPERATIONS                          2.50              0.32        0.76
LESS DISTRIBUTIONS:
  Dividends from net investment income                    0.00              0.00        0.00
  Distributions from net realized gain                    0.00              0.00        0.00
                                                        ------     --------------     ------
TOTAL FROM DISTRIBUTIONS                                  0.00              0.00        0.00
                                                        ------     --------------     ------
NET ASSET VALUE, END OF PERIOD                          $21.81            $19.31      $24.32
                                                        ======     ==============     ======
TOTAL RETURN (NOT ANNUALIZED)*                          12.95%             1.69%       3.23%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                      $3,322              $356     $77,530
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                2.06%             2.05%       2.01%
  Ratio of net investment income to average net
    assets                                               (0.43)%           (0.17)%     (0.60)%
Portfolio turnover                                          0%               80%          3%
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                    4.03%            15.17%       2.02%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                               (2.40)%          (13.29)%     (0.61)%
------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1) THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON JULY 1, 1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. ON DECEMBER 15, 1997.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM FEBRUARY 28 TO
     SEPTEMBER 30.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                            Allocation Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         INDEX ALLOCATION FUND (CONT.)
                                                                                   CLASS C (1) (CONT.)
                              ------------------------------------------------------------------------
                               ELEVEN MONTHS  THREE MONTHS
                                       ENDED         ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED
                                FEBRUARY 28,     MARCH 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                    1999 (5)      1998 (2)       1997       1996       1995       1994
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $21.82         $19.32      $17.42     $17.10     $13.26     $14.75
                                 -------        -------     -------    -------    -------     ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         (0.10)         (0.02)       0.20       0.22       0.20       0.25
  Net realized and
    unrealized gain (loss)
    on investments                  2.64           2.52        4.00       2.54       4.24      (0.45)
                                 -------        -------     -------    -------    -------     ------
TOTAL FROM INVESTMENT
  OPERATIONS                        2.54           2.50        4.20       2.76       4.44      (0.20)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               0.00           0.00       (0.20)     (0.22)     (0.20)     (0.25)
  Distributions from net
    realized gain                  (0.80)          0.00       (2.10)     (2.22)     (0.40)     (1.04)
                                 -------        -------     -------    -------    -------     ------
TOTAL FROM DISTRIBUTIONS           (0.80)          0.00       (2.30)     (2.44)     (0.60)     (1.29)
                                 -------        -------     -------    -------    -------     ------
NET ASSET VALUE, END OF
  PERIOD                          $23.56         $21.82      $19.32     $17.42     $17.10     $13.26
                                 =======        =======     =======    =======    =======     ======
TOTAL RETURN (NOT
  ANNUALIZED)*                    11.88%         13.00%      24.07%     16.37%     33.72%      (1.38)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $67,364        $56,164     $46,084    $24,655    $16,075     $9,798
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             2.05%          2.05%       2.02%      2.05%      2.05%      2.01%
  Ratio of net investment
    income to average net
    assets                         (0.56)%        (0.44)%     1.00%      1.35%      1.30%      1.75%
Portfolio turnover                   12%             0%         80%        67%        47%        50%
------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.06%          2.09%       2.05%      2.20%      2.17%      2.20%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         (0.57)%        (0.48)%     0.97%      1.20%      1.18%      1.56%
------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES
(1) THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON JULY 1, 1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. ON DECEMBER 15, 1997.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM FEBRUARY 28 TO
     SEPTEMBER 30.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.

The accompanying notes are an integral part of these financial statements.

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-one separate series. These financial statements represent the Asset Allocation, and Index Allocation (each, a "Fund", collectively, the "Funds"), each a diversified series of the Company.
  Effective at the close of business on December 12, 1997, the Overland Express Funds, Inc. were consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund. Also, at the close of business on December 12, 1997, funds structured as "feeder" funds in a "master-feeder" structure were restructured to invest directly in a portfolio of securities, rather than to invest in a portfolio of securities through a "master" portfolio. Effective on September 6, 1996, the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  Each Fund offers Class A Class B, and Class C shares. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution and shareholder servicing fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  All securities are valued at the close of each business day. Securities for which the primary market is a national or foreign recognized securities or commodities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market, are valued at the last reported sales price on the day of valuation. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method, which approximates market value, involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Company's Board of Directors.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest and dividend income are accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

FUTURES CONTRACTS
  The Funds have purchased futures contracts to gain exposure to market changes. This procedure may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 1999, the Funds held the following long futures contracts:

                                                                                         NET
                                                                                      UNREALIZED
                                                                       NOTIONAL     APPRECIATION/
                       CONTRACTS       TYPE        EXPIRATION DATE  CONTRACT VALUE  (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Asset Allocation          15       S&P 500 Index    December 1999    $4,868,250     $(291,750)
Index Allocation          22       S&P 500 Index    December 1999    $7,140,100     $(377,150)

  The Asset Allocation Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $400,000. The Index Allocation Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $450,000.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income of the Funds, if any, are declared and distributed quarterly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the SEC and with the various states prior to June 30, 1998, are amortized on a straight-line basis over 60 months from the date each Fund commenced operations. Cost incurred after June 30, 1998, are expensed as incurred.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into an advisory contract on behalf of the Funds with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contract, WFB has agreed to provide the Funds with daily portfolio management. Under the contract with the Asset Allocation Fund, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million, 0.40% of the next $250 million, and 0.30% of the Fund's average daily net assets in excess of $500 million. Under the contract with the Index Allocation Fund, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, and 0.60% of the Fund's average daily net assets in excess of $500 million.
  Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-advisor to the Funds. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $900 million and 0.10% of the average daily net assets in excess of $900 million.
  BGI, a wholly-owned subsidiary of Barclays Global Investors Holdings Inc., acts as custodian to the Funds. BGI will not be entitled to receive compensation for its services as custodian to the Funds so long as BGFA is entitled to receive fees for providing investment sub-advisory services to the Funds.
  The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing portfolio accounting services for the Funds. Pursuant to the contracts WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. On June 3, 1999,

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

WFB and Forum Accounting Services ("Forum") entered into an agreement, whereby WFB desires that Forum performs certain fund accounting services for WFB with respect to each Fund and Class thereof. A fixed monthly fee, and a basis point fee of 0.0025% of the average annual daily net assets of each Fund will also be charged. The Company, on behalf of the applicable Fund, reimburses Forum for all out-of-pocket and ancillary expenses reasonably incurred in providing the services described in the Sub Fund Accounting Agreement. On August 2, 1999, Forum began providing services for the Asset Allocation Fund.
  On July 17, 1999, Boston Financial Data Services ("BFDS") replaced WFB as the transfer agent for the Company. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB will continue to provide sub-transfer agency services to the Funds. Prior to July 17, 1999 the Company had entered into a contract on behalf of the Funds with WFB, whereby WFB provided transfer agency services for the Funds. Under the transfer agency contract, WFB was entitled to receive transfer agency fees at an annual rate of 0.14% of the average daily net assets of the Funds.
  Transfer agent fees paid on behalf of the Funds for the seven months ended September 30, 1999 were as follows:

FUND                                          CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------
Asset Allocation Fund                       1,043,093    375,748    11,543
Index Allocation Fund                          62,093     14,935    48,852

  The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares of the Asset Allocation Fund and 0.25% of the average daily net assets of the Class B shares of the Index Allocation Fund and Class C shares of the Asset Allocation and Index Allocation Funds.
  Shareholder servicing fees paid on behalf of the Funds for the seven months ended September 30, 1999 were as follows:

FUND                                          CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------
Asset Allocation Fund                      $2,432,941   $816,471   $23,791
Index Allocation Fund                          25,466     24,839   111,812

  The Company has adopted a Shareholder Administrative Servicing Plan (the "Administrative Servicing Plan") on behalf of the Class A shares of the Index Allocation Fund. Pursuant to the Administrative Servicing Plan, the Fund may enter into administrative servicing agreements with administrative servicing agents who are dealers/holders of record, or that otherwise have a servicing relationship with the beneficial owners of the Fund's Class A shares.

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

Administrative servicing agents are entitled to receive a fee which will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Class A shares of the Fund. In no case will a shareholder be charged both 12b-1 and Administrative Servicing fees.
  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB acts as sole Administrator of the Funds and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Funds. Prior to March 25, 1999, the Company had entered into administration agreements on behalf of the Funds whereby WFB serves as administrator and Stephens Inc. ("Stephens") as co-administrator provided the Funds with administrative services. For these services, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.
  The Company has adopted separate Distribution Plans (each, a "Plan") for
Class A, Class B and Class C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. The Plan for Class A shares of the Asset Allocation Fund provides that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the Fund's average daily net assets attributable to the Class A shares. The Class A Plan for the Asset Allocation Fund provides only for the reimbursement of actual expenses.
  The Plan for Class A shares of the Index Allocation Fund provides that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.25% of its average daily net assets attributable to the Class A shares.
  Under the Plan for Class B shares and Class C shares of the Funds, each Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.70% of the average daily net assets attributable to the Class B shares of the Asset Allocation Fund, and 0.75% of the average daily net assets attributable to the Class B shares of the Index Allocation Fund and Class C shares of the Asset Allocation and Index Allocation Funds.
  Each Fund may participate in joint distribution activities with the other Fund, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  Distribution fees paid on behalf of the Funds for the seven months ended September 30, 1999, were as follows:

FUND                                       CLASS A      CLASS B    CLASS C
--------------------------------------------------------------------------
Asset Allocation Fund                     $      0   $1,905,100   $ 71,373
Index Allocation Fund                      118,508       74,437    335,510

  The registration fees paid on behalf of the Funds for the seven months ended September 30, 1999, were as follows:

FUND                                       CLASS A      CLASS B    CLASS C
--------------------------------------------------------------------------
Asset Allocation Fund                     $ 22,990   $   46,158   $  5,038
Index Allocation Fund                        1,070        1,070      2,805

WAIVED FEES AND REIMBURSED EXPENSES
  All amounts shown as waived fees and reimbursed expenses on the Statement of Operations, for the seven months ended September 30, 1999, were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1999, Stephens owned 142 shares of the Asset Allocation Fund, and 250,332 shares of the Index Allocation Fund.
  Stephens has retained approximately $1,619,345 as sales charges from the proceeds of Class A shares sold, $921,704 from the proceeds of Class B shares redeemed and $56,081 from the proceeds of Class C shares redeemed by the Company for the seven months ended September 30, 1999. A third party financing agent has retained approximately $837,120 from the proceeds of Class B shares redeemed by the Company for the seven months ended September 30, 1999. Wells Fargo Securities Inc., a subsidiary of WFB, received $1,326,665 as sales charges from the proceeds of Class A shares sold, $59,898 from the proceeds of Class B shares redeemed and $0 from the proceeds of Class C shares redeemed by the Company for the seven months ended September 30, 1999.

3. INVESTMENT PORTFOLIO TRANSACTIONS
  Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the seven months ended September 30, 1999 were as follows:

AGGREGATE PURCHASES AND SALES

FUND                                           PURCHASE AT COST   SALES PROCEEDS
--------------------------------------------------------------------------------
Asset Allocation Fund                            $549,803,024      $527,505,588
Index Allocation Fund                              11,486,358         4,667,975

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1999, the Funds were each authorized to issue 500 million shares of $0.001 par value capital stock for each class of shares.
  Capital share transactions for the Funds were as follows:

                                                                       ASSET ALLOCATION FUND
                                          --------------------------------------------------
                                               FOR THE SEVEN      FOR THE ELEVEN     FOR THE YEAR
                                                MONTHS ENDED        MONTHS ENDED            ENDED
                                          SEPTEMBER 30, 1999   FEBRUARY 28, 1999   MARCH 31, 1998
-------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                          2,323,139           3,967,005        5,404,941
  Shares issued in reinvestment of
    dividends -- Class A                            681,217           5,460,934        5,339,741
  Shares redeemed -- Class A                     (5,416,609)         (8,542,275)      (9,806,181)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                          (2,412,253)            885,664          938,501
  Shares sold -- Class B                          7,313,188           9,161,518       10,545,390
  Shares issued in reinvestment of
    dividends -- Class B                            335,069           2,236,282        1,176,235
  Shares redeemed -- Class B                     (2,142,327)         (3,093,434)      (1,371,398)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                           5,505,930           8,304,366       10,350,227
  Shares sold -- Class C(1)                         755,529             648,391              N/A
  Shares issued in reinvestment of
    dividends -- Class C(1)                          10,113              35,062              N/A
  Shares redeemed -- Class C(1)                    (122,839)            (37,191)             N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS C(1)                          642,803             646,262              N/A

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

                                                                            INDEX ALLOCATION FUND
                            ---------------------------------------------------------------------
                                 FOR THE SEVEN      FOR THE ELEVEN    FOR THE THREE             FOR THE
                                  MONTHS ENDED        MONTHS ENDED     MONTHS ENDED          YEAR ENDED
                            SEPTEMBER 30, 1999   FEBRUARY 28, 1999   MARCH 31, 1998   DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------
SHARES ISSUED AND
 REDEEMED:
  Shares sold -- Class A              305,236             571,737          240,942             850,777
  Shares issued in
    reinvestment of
    dividends -- Class A                3,809             147,971            9,136             496,833
  Shares redeemed --
    Class A                          (374,373)         (1,138,366)        (155,356)           (470,768)
NET INCREASE (DECREASE)
 IN SHARES
 OUTSTANDING -- CLASS A               (65,328)           (418,658)          94,722             876,842
  Shares sold --
    Class B(1)                        295,420             415,134          133,842              18,462
  Shares issued in
    reinvestment of
    dividends --
    Class B(1)                              0              14,619                0                   0
  Shares redeemed --
    Class B(1)                        (29,564)            (48,393)               0                   0
NET INCREASE (DECREASE)
 IN SHARES
 OUTSTANDING --
 CLASS B(1)                           265,856             381,360          133,842              18,462
  Shares sold -- Class C              571,543             860,963          283,850           1,061,333
  Shares issued in
    reinvestment of
    dividends -- Class C                   10              66,796              554             164,916
  Shares redeemed --
    Class C                          (242,752)           (641,920)         (96,724)           (255,583)
NET INCREASE (DECREASE)
 IN SHARES
 OUTSTANDING -- CLASS C               328,801             285,839          187,680             970,666

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

5. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Funds into new portfolios of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Company with the Norwest Advantage Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company presented the reorganization to Company's shareholders and gained approval at a special shareholders' meeting in August, 1999. At the close of business November 5, 1999, the Stagecoach Asset Allocation and Stagecoach Balanced Funds were reorganized into the Wells Fargo Asset Allocation Fund and the Stagecoach Index Allocation Fund was reorganized into the Wells Fargo Index Allocation Fund. These financial statements are applicable to the Wells Fargo Funds having former Stagecoach Funds as accounting survivors. Please see your Wells Fargo Funds prospectus for details about your Fund.

Allocation Funds                                    INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
Stagecoach Funds, Inc.:

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Asset Allocation Fund and Index Allocation Fund, (two of the funds comprising Stagecoach Funds, Inc.) as of September 30, 1999, and the related statements of operations for the seven months ended September 30, 1999 and the eleven months ended February 28, 1999, the statements of changes in net assets for the Asset Allocation Fund for the seven months ended September 30, 1999, the eleven months ended February 28, 1999 and the year ended March 31, 1998, and for the Index Allocation Fund for the seven months ended September 30, 1999, the eleven months ended February 28, 1999, the three months ended March 31, 1998 and the year ended December 31, 1997, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of September 30, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

[KPMG LLP SIGNATURE]

San Francisco, California
November 8, 1999

NOTICE TO SHAREHOLDERS
------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS (UNAUDITED)

  The Asset Allocation Fund and the Index Allocation Fund have tax year ends of December 31 and September 30, respectively. For the tax period from January 1, 1999 through September 30, 1999, the Index Allocation Fund designated long term capital gains with regard to distributions paid during the year as follows:

                                      (A)
                               LONG TERM CAPITAL         (B)
                                     GAINS         ORDINARY INCOME           (C)              (D)
                                 DISTRIBUTIONS      DISTRIBUTIONS    TOTAL DISTRIBUTIONS   QUALIFYING
FUND                              (TAX BASIS)        (TAX BASIS)         (TAX BASIS)       DIVIDENDS
-----------------------------------------------------------------------------------------------------
Index Allocation Fund                 0%                 100%               100%                0%

 * ITEMS IN COLUMNS (A) AND (B) ARE BASED ON A PERCENTAGE OF THE FUND'S TOTAL DISTRIBUTION.
 ** ITEMS IN COLUMN (D) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME
    DISTRIBUTION OF THE PORTFOLIO.
*** IN ITEM (D), QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE
    CORPORATE DIVIDENDS RECEIVED DEDUCTION.

  The information above is for the funds' tax period January 1, 1999 through September 30, 1999 as required by federal laws. Shareholders must report distributions on a calendar year basis for income tax purposes which may include distributions for portions of two tax periods of the fund. The information needed by shareholders for income tax purposes will be sent to them in early 2000. Please consult your tax advisor for proper treatment of this information.

Allocation Funds                  SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
------------------------------------------------------------------------

SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS (UNAUDITED)

The required majority of shareholders of each Fund voted to approve the reorganization of their Fund into a Fund of the Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Fund family and the Norwest Advantage Fund family after the merger of Wells Fargo & Company and Norwest Corporation in November, 1998. Under the reorganization, each of the Allocation Funds listed below will transfer all of its assets and liabilities to a corresponding Wells Fargo Funds Trust Fund.

FUND                                            FOR     AGAINST     ABSTAIN
---------------------------------------------------------------------------
Asset Allocation                         41,069,374   1,777,129   3,833,086
Index Allocation                          4,528,654     130,660     252,866

                                                           LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                           --    Association of Bay Area Governments
ADR                            --    American Depository Receipts
AMBAC                          --    American Municipal Bond Assurance Corporation
AMT                            --    Alternative Minimum Tax
ARM                            --    Adjustable Rate Mortgages
BART                           --    Bay Area Rapid Transit
CDA                            --    Community Development Authority
CDSC                           --    Contingent Deferred Sales Charge
CGIC                           --    Capital Guaranty Insurance Company
CGY                            --    Capital Guaranty Corporation
CMT                            --    Constant Maturity Treasury
COFI                           --    Cost of Funds Index
CONNIE LEE                     --    Connie Lee Insurance Company
COP                            --    Certificate of Participation
CP                             --    Commercial Paper
CTF                            --    Common Trust Fund
DW&P                           --    Department of Water & Power
DWR                            --    Department of Water Resources
EDFA                           --    Education Finance Authority
FGIC                           --    Financial Guaranty Insurance Corporation
FHA                            --    Federal Housing Authority
FHLB                           --    Federal Home Loan Bank
FHLMC                          --    Federal Home Loan Mortgage Corporation
FNMA                           --    Federal National Mortgage Association
FRN                            --    Floating Rate Notes
FSA                            --    Financial Security Assurance, Inc
GNMA                           --    Government National Mortgage Association
GO                             --    General Obligation
HFA                            --    Housing Finance Authority
HFFA                           --    Health Facilities Financing Authority
IDA                            --    Industrial Development Authority
LIBOR                          --    London Interbank Offered Rate
LLC                            --    Limited Liability Corporation
LOC                            --    Letter of Credit
LP                             --    Limited Partnership
MBIA                           --    Municipal Bond Insurance Association
MFHR                           --    Multi-Family Housing Revenue
MUD                            --    Municipal Utility District
MTN                            --    Medium Term Note
PCFA                           --    Pollution Control Finance Authority
PCR                            --    Pollution Control Revenue
PFA                            --    Public Finance Authority
PLC                            --    Private Placement
PSFG                           --    Public School Fund Guaranty
RAW                            --    Revenue Anticipation Warrants
RDA                            --    Redevelopment Authority
RDFA                           --    Redevelopment Finance Authority
R&D                            --    Research & Development
SFMR                           --    Single Family Mortgage Revenue
TBA                            --    To Be Announced
TRAN                           --    Tax Revenue Anticipation Notes
USD                            --    Unified School District
V/R                            --    Variable Rate
WEBS                           --    World Equity Benchmark Shares

THIS PAGE IS INTENTIONALLY LEFT BLANK --

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/or certain other services for the Stagecoach Funds. Wells Capital
  Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

  -C- Stagecoach Funds

 STAGECOACH FUNDS-Registered Trademark-
 P.O. Box 7066
 San Francisco, CA 94120-7066

 DATED MATERIAL
 PLEASE EXPEDITE

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